UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08520

TIAA Separate Account VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue

New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

Teachers Insurance and Annuity Association of America

8500 Andrew Carnegie Boulevard

Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1.	Reports to Stockholders.

December 31, 2024
TIAA Separate Account VA-1
Stock Index Account

Table of Contents
About the Account’s Benchmark 3
Portfolio Managers’ Comments 4
Account Performance 5
Expense Example 7
Report of Independent Registered Public Accounting Firm 8
Portfolio of Investments 9
Statement of Assets and Liabilities 54
Statement of Operations 55
Statements of Changes in Net Assets 56
Financial Highlights 57
Notes to Financial Statements 59
Additional Account Information 65
Management Committee Members and Officers 66

About the Account’s Benchmark
The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2025. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Portfolio Managers’ Comments

Stock Index Account
Performance for the twelve months ended December 31, 2024
The Stock Index Account returned 22.83% for the year, compared with the 23.81% return of its benchmark, the Russell 3000®
Index.
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2024.
Increased exports and robust consumer spending helped drive economic growth. The unemployment rate increased modestly from 3.7% in January 2024 to 4.1% in December. Core inflation, which includes all items except food and energy, rose 3.2% for the twelve months ended December 31, 2024—tapering off from the 3.9% rise in December 2023. The U.S. Federal Reserve responded to easing inflation by lowering the federal funds target rate three times in the last few months of 2024, decreasing the key short-term interest-rate measure to 4.25%–4.50%. Crude oil prices fluctuated during the year but ended the period slightly lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 23.81% for the period. Large cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
All benchmark sectors advanced
All of the eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Communication services
(up 39.4%) produced the strongest increase. Information technology (up 35.4%)—the benchmark’s largest sector—
contributed more than one-third of the index’s total return. The next-best performers were financials (up 30.3%) and consumer discretionary (up 27.5%). Together, these four sectors accounted for more than 60.0% of the index’s total market capitalization on December 31, 2024. The worst performer was materials (up 0.7%), which was hampered by a slowdown in demand and higher interest rates.
For the twelve-month period, four of the five largest stocks in the Russell 3000 Index generated impressive gains that exceeded the overall return of the benchmark. Technology company NVIDIA performed especially well, surging on robust demand for its semiconductors that perform artificial intelligence (AI) tasks. Next in line was Amazon.com, followed by
Alphabet (the parent company of Google) and Apple. Microsoft posted a positive return, but it trailed the performance of the benchmark.

Stock Index Account

Performance as of December 31, 2024
The returns in this report show past
performance, which is no guarantee
of future results. Returns and the
principal value of your investment
will fluctuate. Current performance
may be higher or lower than that
shown, and you may have a gain
or a loss when you redeem your
accumulation units. For current
performance information, including
performance to the most recent
month-end, please visit TIAA.org. The
Account’s performance reflects a fee
waiver, which is currently in place.
Without such waiver, the expenses of
the Account would have been higher
and its performance lower. Refer to
the Financial highlights later in this
report for the Account’s expense
ratios as of the end of the reporting
period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2024. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period.
Total return Average annual total return
Inception
date 1 year 5 years 10 years
Stock Index Account
11/1/94 22.83% 13.04% 11.74%
Russell 3000® Index – 23.81 13.86 12.55

Stock Index Account
(continued)

Account statistics Portfolio composition
as of 12/31/2024
Account net assets $
1.31
billion
Total number of holdings 2,654
Portfolio turnover (%) 2%
Total investment advisory
fees paid for the year
(amount in thousands) $3,825
% of total investments
as of 12/31/2024
Information technology 29.9
Financials 14.2
Consumer discretionary 11.4
Health care 10.3
Industrials 9.3
Communication services 8.8
Consumer staples 5.3
Energy 3.4
Real estate 2.5
Materials 2.3
Utilities 2.2
Short-term investments 0.2
Investments purchased with collateral
from securities lending 0.2

Expense Example
All contractowners in the Stock Index Account incur ongoing costs, including management fees and other Account expenses.
The Stock Index Account is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers
Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars)
and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the Stock Index Account do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $10,000 invested at the beginning and held for the entire reporting period.
What were the Account costs for the last year?
(based on a hypothetical $10,000 investment)
Cost of a
$10,000 investment
Cost paid as a percentage of
$10,000 investment
Stock Index Account
$75 0.75%

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract Owners of the Stock Index Account of TIAA Separate Account VA-1
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Stock Index
Account of TIAA Separate Account VA-1 (the "Account") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the
Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and broker.
We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 27, 2025
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments December 31, 2024
Stock Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2.3%
1,464 (a) Adient plc $ 25
2,617 (a) American Axle & Manufacturing Holdings, Inc 15
5,415 (a) Aptiv plc 327
5,254 BorgWarner, Inc 167
3,106 Dana Inc 36
653 (a) Dorman Products, Inc 85
92,346 Ford Motor Co 914
1,039 (a) Fox Factory Holding Corp 31
25,791 General Motors Co 1,374
5,543 Gentex Corp 159
1,006 (a) Gentherm, Inc 40
6,787 (a) Goodyear Tire & Rubber Co 61
3,241 Harley-Davidson, Inc 98
767 LCI Industries 79
1,262 Lear Corp 119
19,933 (a) Lucid Group, Inc 60
431 (a) Luminar Technologies, Inc 2
1,230 (a) Modine Manufacturing Co 143
681 Patrick Industries, Inc 57
1,246 Phinia, Inc 60
7,090 (a),(b) QuantumScape Corp 37
19,751 (a),(b) Rivian Automotive, Inc 263
1,333 (a),(b) Solid Power, Inc 3
843 Standard Motor Products, Inc 26
1,055 (a) Stoneridge, Inc 7
64,285 (a) Tesla, Inc 25,961
1,229 Thor Industries, Inc 118
759 (a) Visteon Corp 67
282 Winnebago Industries, Inc 13
518 (a) XPEL, Inc 21
TOTAL AUTOMOBILES & COMPONENTS 30,368
BANKS - 3.8%
625 1st Source Corp 36
450 Amalgamated Financial Corp 15
667 Amerant Bancorp, Inc 15
2,080 Ameris Bancorp 130
476 Arrow Financial Corp 14
4,581 Associated Banc-Corp 109
2,390 Atlantic Union Bankshares Corp 91
1,339 (a) Axos Financial, Inc 94
1,798 Banc of California, Inc 28
585 Bancfirst Corp 69
1,514 (a) Bancorp, Inc 80
178 Bank First Corp 18
154,298 Bank of America Corp 6,781
1,195 Bank of Hawaii Corp 85
468 Bank of Marin Bancorp 11
548 Bank of NT Butterfield & Son Ltd 20
1,886 Bank OZK 84
90 Bank7 Corp 4
1,329 BankUnited, Inc 51
1,149 Banner Corp 77
622 Bar Harbor Bankshares 19
1,206 BayCom Corp 32
1,245 Berkshire Hills Bancorp, Inc 35
383 (a) Blue Foundry Bancorp 4
371 BOK Financial Corp 39
882 (a) Bridgewater Bancshares, Inc 12

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
740 Brookline Bancorp, Inc $ 9
38 Burke & Herbert Financial Services Corp 2
313 Business First Bancshares, Inc 8
241 Byline Bancorp, Inc 7
4,677 Cadence Bank 161
613 Camden National Corp 26
447 Capital City Bank Group, Inc 16
2,335 Capitol Federal Financial, Inc 14
550 (a) Carter Bankshares, Inc 10
1,563 Cathay General Bancorp 74
1,125 Central Pacific Financial Corp 33
573 Chemung Financial Corp 28
1,028 ChoiceOne Financial Services, Inc 37
43,839 Citigroup, Inc 3,086
533 Citizens & Northern Corp 10
11,338 Citizens Financial Group, Inc 496
250 City Holding Co 30
377 Civista Bancshares, Inc 8
498 CNB Financial Corp 12
146 (a) Coastal Financial Corp 12
4,193 Columbia Banking System, Inc 113
1,738 (a) Columbia Financial, Inc 27
3,602 Comerica, Inc 223
2,333 Commerce Bancshares, Inc 145
1,646 Community Bank System, Inc 102
651 Community Trust Bancorp, Inc 35
1,146 ConnectOne Bancorp, Inc 26
1,466 (a) CrossFirst Bankshares, Inc 22
1,266 Cullen/Frost Bankers, Inc 170
58 (a) Customers Bancorp, Inc 3
2,723 CVB Financial Corp 58
422 Dime Community Bancshares, Inc 13
1,035 Eagle Bancorp, Inc 27
3,546 East West Bancorp, Inc 340
5,376 Eastern Bankshares, Inc 93
314 Enterprise Bancorp, Inc 12
402 Equity Bancshares, Inc 17
1,107 ESSA Bancorp, Inc 22
218 Farmers & Merchants Bancorp, Inc 6
1,013 Farmers National Banc Corp 14
621 FB Financial Corp 32
609 Fidelity D&D Bancorp, Inc 30
16,392 Fifth Third Bancorp 693
527 Financial Institutions, Inc 14
1,088 First Bancorp 48
676 First BanCorp 13
498 First Bancorp, Inc 14
322 First Bancshares, Inc 11
603 First Bank 8
1,476 First Busey Corp 35
268 First Citizens Bancshares, Inc (Class A) 566
1,652 First Commonwealth Financial Corp 28
680 First Community Bancshares, Inc 28
1,773 First Financial Bancorp 48
3,602 First Financial Bankshares, Inc 130
384 First Financial Corp 18
682 First Financial Northwest, Inc 15
1,098 First Foundation, Inc 7
3,759 First Hawaiian, Inc 98
14,282 First Horizon National Corp 288
1,179 First Interstate BancSystem, Inc 38
1,989 First Merchants Corp 79

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
380 First Mid Bancshares, Inc $ 14
862 First of Long Island Corp 10
810 (a) First Western Financial, Inc 16
1,083 Flushing Financial Corp 15
8,529 FNB Corp 126
4,213 Fulton Financial Corp 81
903 German American Bancorp, Inc 36
3,414 Glacier Bancorp, Inc 171
76 Great Southern Bancorp, Inc 5
451 Greene County Bancorp, Inc 13
302 Guaranty Bancshares, Inc 10
2,028 Hancock Whitney Corp 111
824 Hanmi Financial Corp 19
728 HarborOne Bancorp, Inc 9
715 HBT Financial, Inc 16
953 Heartland Financial USA, Inc 58
1,355 Heritage Commerce Corp 13
1,150 Heritage Financial Corp 28
1,239 Hilltop Holdings, Inc 35
57 Hingham Institution For Savings The 14
238 Home Bancorp, Inc 11
4,557 Home Bancshares, Inc 129
698 HomeStreet, Inc 8
667 HomeTrust Bancshares, Inc 22
2,725 Hope Bancorp, Inc 33
1,209 Horizon Bancorp, Inc 19
34,657 Huntington Bancshares, Inc 564
863 Independent Bank Corp 30
675 Independent Bank Corp 43
1,080 Independent Bank Group, Inc 66
1,089 International Bancshares Corp 69
1,188 John Marshall Bancorp, Inc 24
65,114 JPMorgan Chase & Co 15,608
1,623 Kearny Financial Corp 11
22,215 Keycorp 381
499 Lakeland Financial Corp 34
833 Live Oak Bancshares, Inc 33
3,989 M&T Bank Corp 750
640 Mercantile Bank Corp 28
424 Metrocity Bankshares, Inc 14
229 (a) Metropolitan Bank Holding Corp 13
196 Mid Penn Bancorp, Inc 6
582 Midland States Bancorp, Inc 14
406 MidWestOne Financial Group, Inc 12
180 MVB Financial Corp 4
52 National Bank Holdings Corp 2
928 (a) NB Bancorp, Inc 17
1,433 NBT Bancorp, Inc 68
2,634 New York Community Bancorp, Inc 25
38 Nicolet Bankshares, Inc 4
363 Northeast Bank 33
954 Northeast Community Bancorp, Inc 23
1,643 Northfield Bancorp, Inc 19
2,195 Northwest Bancshares, Inc 29
74,304 (a) NU Holdings Ltd 770
163 Oak Valley Bancorp 5
1,583 OceanFirst Financial Corp 29
811 OFG Bancorp 34
6,336 Old National Bancorp 138
1,237 Old Second Bancorp, Inc 22
568 Origin Bancorp, Inc 19
297 Orrstown Financial Services, Inc 11

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
663 Pacific Premier Bancorp, Inc $ 17
112 Park National Corp 19
436 Pathward Financial, Inc 32
642 Peapack Gladstone Financial Corp 21
868 Peoples Bancorp, Inc 28
333 Peoples Financial Services Corp 17
1,942 Pinnacle Financial Partners, Inc 222
302 (a) Pioneer Bancorp, Inc 3
54 Plumas Bancorp 3
9,212 PNC Financial Services Group, Inc 1,777
1,298 Popular, Inc 122
19 Preferred Bank 2
446 Premier Financial Corp 11
454 Primis Financial Corp 5
2,015 Prosperity Bancshares, Inc 152
1,489 (a) Provident Bancorp Inc 17
2,598 Provident Financial Services, Inc 49
9 QCR Holdings, Inc 1
475 RBB Bancorp 10
192 Red River Bancshares, Inc 10
22,054 Regions Financial Corp 519
1,301 Renasant Corp 47
364 Republic Bancorp, Inc (Class A) 25
812 S&T Bancorp, Inc 31
109 Sandy Spring Bancorp, Inc 4
1,542 Seacoast Banking Corp of Florida 42
1,315 ServisFirst Bancshares, Inc 111
370 Sierra Bancorp 11
1,906 Simmons First National Corp (Class A) 42
275 SmartFinancial, Inc 9
1,492 (a) Southern California Bancorp 25
228 (a) Southern First Bancshares, Inc 9
231 Southern Missouri Bancorp, Inc 13
328 Southside Bancshares, Inc 10
1,939 SouthState Corp 193
1,283 Stellar Bancorp, Inc 36
3,571 (a) Sterling Bancorp, Inc 17
880 Stock Yards Bancorp, Inc 63
3,386 Synovus Financial Corp 173
1,428 (a) Texas Capital Bancshares, Inc 112
2,205 TFS Financial Corp 28
681 (a) Third Coast Bancshares, Inc 23
131 Tompkins Trustco, Inc 9
1,259 Towne Bank 43
422 Trico Bancshares 18
657 (a) Triumph Financial, Inc 60
31,162 Truist Financial Corp 1,352
671 TrustCo Bank Corp NY 22
1,222 Trustmark Corp 43
1,098 UMB Financial Corp 124
2,837 United Bankshares, Inc 107
2,849 United Community Banks, Inc 92
1,012 Univest Financial Corp 30
36,454 US Bancorp 1,744
9,879 Valley National Bancorp 90
1,101 Veritex Holdings, Inc 30
581 Washington Trust Bancorp, Inc 18
4,645 Webster Financial Corp 256
77,275 Wells Fargo & Co 5,428
837 WesBanco, Inc 27
597 West Bancorporation, Inc 13
225 Westamerica Bancorporation 12

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
BANKS (continued)
2,509 Western Alliance Bancorp $ 210
1,723 Wintrust Financial Corp 215
1,423 WSFS Financial Corp 76
3,765 Zions Bancorporation 204
TOTAL BANKS 49,999
CAPITAL GOODS - 6.4%
3,738 (a) 3D Systems Corp 12
12,612 3M Co 1,628
2,632 A.O. Smith Corp 180
1,578 Aaon, Inc 186
981 (a) AAR Corp 60
718 Acuity Brands, Inc 210
1,567 Advanced Drainage Systems, Inc 181
3,303 Aecom Technology Corp 353
559 (a) Aerovironment, Inc 86
1,442 AGCO Corp 135
1,862 Air Lease Corp 90
191 Alamo Group, Inc 36
830 Albany International Corp (Class A) 66
2,012 Allegion plc 263
307 Allied Motion Technologies, Inc 7
1,876 Allison Transmission Holdings, Inc 203
909 (a) Ameresco, Inc 21
813 (a) American Superconductor Corp 20
184 (a) American Woodmark Corp 15
5,356 Ametek, Inc 965
5,093 (a) API Group Corp 183
449 Apogee Enterprises, Inc 32
976 Applied Industrial Technologies, Inc 234
3,399 (a) Archer Aviation, Inc 33
1,220 Arcosa, Inc 118
166 Argan, Inc 23
1,277 Armstrong World Industries, Inc 180
4,146 (a) Array Technologies, Inc 25
823 Astec Industries, Inc 28
810 (a) Astronics Corp 13
931 Atkore, Inc 78
1,996 Atmus Filtration Technologies, Inc 78
1,691 (a) Axon Enterprise, Inc 1,005
2,980 (a) AZEK Co, Inc 141
922 AZZ, Inc 76
489 Barnes Group, Inc 23
1,298 (a) Beacon Roofing Supply, Inc 132
703 (a),(b) Blink Charging Co 1
4,522 (a),(b) Bloom Energy Corp 100
766 (a) Blue Bird Corp 30
224 (a) BlueLinx Holdings, Inc 23
16,384 (a) Boeing Co 2,900
937 Boise Cascade Co 111
534 Brookfield Business Corp 13
2,762 (a) Builders FirstSource, Inc 395
2,196 BWX Technologies, Inc 245
383 Cadre Holdings, Inc 12
979 Carlisle Cos, Inc 361
19,329 Carrier Global Corp 1,319
11,405 Caterpillar, Inc 4,137
19,975 (a),(b) ChargePoint Holdings, Inc 21
1,052 (a) Chart Industries, Inc 201
17,876 CNH Industrial NV 203
840 Columbus McKinnon Corp 31
844 Comfort Systems USA, Inc 358
714 (a) Construction Partners, Inc 63

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
3,982 (a) Core & Main, Inc $ 203
1,126 Crane Co 171
302 CSW Industrials, Inc 107
3,047 Cummins, Inc 1,062
931 Curtiss-Wright Corp 330
1,008 (a),(b) Custom Truck One Source, Inc 5
5,890 Deere & Co 2,496
3,443 (a) DNOW, Inc 45
2,747 Donaldson Co, Inc 185
932 Douglas Dynamics, Inc 22
3,187 Dover Corp 598
290 (a) Ducommun, Inc 18
567 (a) DXP Enterprises, Inc 47
561 (a) Dycom Industries, Inc 98
9,259 Eaton Corp plc 3,073
1,112 EMCOR Group, Inc 505
13,302 Emerson Electric Co 1,649
1,368 (a) Energy Recovery, Inc 20
11,731 (a),(b) Energy Vault Holdings, Inc 27
1,030 Enerpac Tool Group Corp 42
989 EnerSys 91
2,981 (a),(b) Enovix Corp 32
479 EnPro Industries, Inc 83
1,154 Esab Corp 138
605 ESCO Technologies, Inc 81
978 (a) Everus Construction Group, Inc 64
13,738 Fastenal Co 988
1,459 Federal Signal Corp 135
4,491 Ferguson Enterprises, Inc 779
2,943 Flowserve Corp 169
786 (a),(b) Fluence Energy, Inc 12
4,066 (a) Fluor Corp 201
8,246 Fortive Corp 618
2,993 Fortune Brands Innovations, Inc 205
842 Franklin Electric Co, Inc 82
15,823 (a),(b) Freyr Battery, Inc 41
2,373 FTAI Aviation Ltd 342
941 (a),(b) FuelCell Energy, Inc 8
4,917 (a) Gates Industrial Corp plc 101
649 GATX Corp 101
6,229 GE Vernova, Inc 2,049
1,274 (a) Gencor Industries, Inc 22
1,335 (a) Generac Holdings, Inc 207
6,309 General Dynamics Corp 1,662
24,933 General Electric Co 4,159
584 (a) Gibraltar Industries, Inc 34
461 Global Industrial Co 11
922 (a) GMS, Inc 78
678 Gorman-Rupp Co 26
3,932 Graco, Inc 331
5,120 (a),(b) GrafTech International Ltd 9
496 (a) Graham Corp 22
945 Granite Construction, Inc 83
2,253 (a) Great Lakes Dredge & Dock Corp 25
718 Greenbrier Cos, Inc 44
1,120 Griffon Corp 80
684 H&E Equipment Services, Inc 33
1,521 (a) Hayward Holdings, Inc 23
1,082 HEICO Corp 257
1,837 HEICO Corp (Class A) 342
922 Helios Technologies, Inc 41
602 Herc Holdings, Inc 114

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
2,098 Hexcel Corp $ 132
1,241 Hillenbrand, Inc 38
3,242 (a) Hillman Solutions Corp 32
15,102 Honeywell International, Inc 3,411
9,336 Howmet Aerospace, Inc 1,021
1,216 Hubbell, Inc 509
1,076 (a) Hudson Technologies, Inc 6
905 Huntington Ingalls Industries, Inc 171
3,375 (a) Hyliion Holdings Corp 9
404 Hyster-Yale Materials Handling, Inc 21
1,817 IDEX Corp 380
298 (a) IES Holdings, Inc 60
6,845 Illinois Tool Works, Inc 1,736
9,502 Ingersoll Rand, Inc 860
716 Insteel Industries, Inc 19
1,963 ITT, Inc 280
1,876 (a) Janus International Group, Inc 14
452 (a) JELD-WEN Holding, Inc 4
1,078 John Bean Technologies Corp 137
15,184 Johnson Controls International plc 1,198
242 Kadant, Inc 83
672 Karat Packaging, Inc 20
147 Kennametal, Inc 4
3,783 (a) Kratos Defense & Security Solutions, Inc 100
4,388 L3Harris Technologies, Inc 923
542 (a) Lawson Products, Inc 19
728 (a) LB Foster Co (Class A) 20
690 Lennox International, Inc 420
1,340 (a) Leonardo DRS, Inc 43
243 (a) Limbach Holdings, Inc 21
1,325 Lincoln Electric Holdings, Inc 248
220 Lindsay Corp 26
249 (a) Loar Holdings, Inc 18
4,943 Lockheed Martin Corp 2,402
1,218 LSI Industries, Inc 24
800 Luxfer Holdings plc 10
1,198 (a) Manitowoc Co, Inc 11
5,510 Masco Corp 400
1,409 (a) Mastec, Inc 192
3,438 (a) Masterbrand, Inc 50
1,366 (a) Matrix Service Co 16
412 McGrath RentCorp 46
1,473 (a) Mercury Computer Systems, Inc 62
1,179 (a) Middleby Corp 160
446 Miller Industries, Inc 29
753 Moog, Inc (Class A) 148
2,142 (a) MRC Global, Inc 27
1,561 MSC Industrial Direct Co (Class A) 117
2,548 Mueller Industries, Inc 202
4,045 Mueller Water Products, Inc (Class A) 91
368 (a) MYR Group, Inc 55
206 National Presto Industries, Inc 20
2,507 (a) NEXTracker, Inc 92
1,425 Nordson Corp 298
3,149 Northrop Grumman Corp 1,478
371 (a) Northwest Pipe Co 18
1,422 (a) NuScale Power Corp 25
3,973 nVent Electric plc 271
117 Omega Flex, Inc 5
1,672 Oshkosh Corp 159
9,418 Otis Worldwide Corp 872
1,985 Owens Corning, Inc 338

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
11,633 PACCAR, Inc $ 1,210
766 Park Aerospace Corp 11
2,916 Parker-Hannifin Corp 1,855
598 Park-Ohio Holdings Corp 16
3,812 Pentair plc 384
15,032 (a),(b) Plug Power, Inc 32
112 Powell Industries, Inc 25
96 Preformed Line Products Co 12
1,452 Primoris Services Corp 111
784 (a) Proto Labs, Inc 31
905 Quanex Building Products Corp 22
3,509 Quanta Services, Inc 1,109
672 (a) RBC Bearings, Inc 201
1,690 Regal-Beloit Corp 262
4,524 (a) Resideo Technologies, Inc 104
432 REV Group, Inc 14
8,068 (a) Rocket Lab USA, Inc 205
2,694 Rockwell Automation, Inc 770
30,780 RTX Corp 3,562
577 Rush Enterprises, Inc 31
1,317 Rush Enterprises, Inc (Class A) 72
3,523 Sensata Technologies Holding plc 97
4,388 (a) Shoals Technologies Group, Inc 24
1,169 Shyft Group, Inc 14
1,040 Simpson Manufacturing Co, Inc 172
1,100 (a) SiteOne Landscape Supply, Inc 145
1,232 Snap-On, Inc 418
2,445 (a) Spirit Aerosystems Holdings, Inc (Class A) 83
1,179 (a) SPX Technologies, Inc 172
1,974 (a) Standardaero, Inc 49
277 Standex International Corp 52
3,691 Stanley Black & Decker, Inc 296
634 (a) Sterling Construction Co, Inc 107
5,206 (a) Sunrun, Inc 48
535 Tecnoglass, Inc 42
647 Tennant Co 53
1,674 Terex Corp 77
4,193 Textron, Inc 321
853 (a) Thermon Group Holdings, Inc 25
1,628 Timken Co 116
1,266 (a) Titan International, Inc 9
491 (a) Titan Machinery, Inc 7
2,319 Toro Co 186
5,343 Trane Technologies plc 1,973
100 (a) Transcat, Inc 11
1,275 TransDigm Group, Inc 1,616
2,846 (a) Trex Co, Inc 196
1,947 Trinity Industries, Inc 68
1,451 (a) Triumph Group, Inc 27
1,399 (a) Tutor Perini Corp 34
1,356 UFP Industries, Inc 153
1,475 United Rentals, Inc 1,039
455 (a) V2X, Inc 22
412 Valmont Industries, Inc 126
8,415 Vertiv Holdings Co 956
649 (a) Vicor Corp 31
3,149 (a),(b) Virgin Galactic Holdings, Inc 19
953 W.W. Grainger, Inc 1,005
1,281 Wabash National Corp 22
806 Watsco, Inc 382
645 Watts Water Technologies, Inc (Class A) 131
872 WESCO International, Inc 158

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CAPITAL GOODS (continued)
4,018 Westinghouse Air Brake Technologies Corp $ 762
73 Willis Lease Finance Corp 15
4,244 (a) WillScot Mobile Mini Holdings Corp 142
1,458 Woodward Inc 243
911 (a) Xometry, Inc 39
5,577 Xylem, Inc 647
3,822 Zurn Elkay Water Solutions Corp 143
TOTAL CAPITAL GOODS 84,382
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
1,382 ABM Industries, Inc 71
3,257 ACCO Brands Corp 17
2,888 (a) ACV Auctions, Inc 62
8,912 Alight, Inc 62
2,818 (a) Amentum Holdings, Inc 59
452 Aris Water Solution, Inc 11
9,396 Automatic Data Processing, Inc 2,751
1,096 Barrett Business Services, Inc 48
2,928 Booz Allen Hamilton Holding Corp 377
511 (a) BrightView Holdings, Inc 8
1,108 Brink's Co 103
2,748 Broadridge Financial Solutions, Inc 621
486 (a) CACI International, Inc (Class A) 196
1,375 (a) Casella Waste Systems, Inc (Class A) 145
1,147 (a) CBIZ, Inc 94
756 (a) CECO Environmental Corp 23
3,791 (a) Ceridian HCM Holding, Inc 275
188 (a) Cimpress plc 13
7,980 Cintas Corp 1,458
6,385 (a),(b) Clarivate plc 32
1,167 (a) Clean Harbors, Inc 269
805 Concentrix Corp 35
5,536 (a) Conduent, Inc 22
19,839 (a) Copart, Inc 1,139
3,089 (a) CoreCivic, Inc 67
260 CRA International, Inc 49
416 CSG Systems International, Inc 21
1,062 Deluxe Corp 24
1,159 (a) Driven Brands Holdings, Inc 19
6,346 Dun & Bradstreet Holdings, Inc 79
1,051 Ennis, Inc 22
2,895 Equifax, Inc 738
3,860 (a) ExlService Holdings, Inc 171
1,272 Exponent, Inc 113
1,243 (a) First Advantage Corp 23
381 (a) Forrester Research, Inc 6
419 (a) Franklin Covey Co 16
784 (a) FTI Consulting, Inc 150
3,395 Genpact Ltd 146
3,108 (a) GEO Group, Inc 87
2,590 (a) Harsco Corp 20
2,398 (a) Healthcare Services Group 28
711 Heidrick & Struggles International, Inc 32
1,885 Herman Miller, Inc 43
1,041 HireQuest, Inc 15
850 HNI Corp 43
307 (a) Huron Consulting Group, Inc 38
379 ICF International, Inc 45
661 (a),(b) Innodata, Inc 26
975 Insperity, Inc 76
1,293 Interface, Inc 31
2,818 Jacobs Solutions, Inc 377
3,101 KBR, Inc 180

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
COMMERCIAL & PROFESSIONAL SERVICES (continued)
1,192 Kelly Services, Inc (Class A) $ 17
681 Kforce, Inc 39
1,237 Korn/Ferry International 83
2,559 (a) Legalzoom.com, Inc 19
3,081 Leidos Holdings, Inc 444
664 (a) Liquidity Services, Inc 21
1,099 Manpower, Inc 63
271 Matthews International Corp (Class A) 8
1,544 MAXIMUS, Inc 115
640 (a) Montrose Environmental Group, Inc 12
877 MSA Safety, Inc 145
563 NL Industries, Inc 4
1,164 (a) NV5 Global, Inc 22
1,699 (a) OPENLANE, Inc 34
1,095 (a) Parsons Corp 101
7,276 Paychex, Inc 1,020
1,142 Paycom Software, Inc 234
1,163 (a) Paycor HCM, Inc 22
1,125 (a) Paylocity Holding Corp 224
69 Pitney Bowes, Inc 1
3,913 (a) Planet Labs PBC 16
4,295 RB Global, Inc 387
4,574 Republic Services, Inc 920
1,107 Resources Connection, Inc 9
2,545 Robert Half International, Inc 179
6,700 Rollins, Inc 311
1,180 Science Applications International Corp 132
4,870 SS&C Technologies Holdings, Inc 369
3,128 Steelcase, Inc (Class A) 37
6,045 Tetra Tech, Inc 241
4,615 TransUnion 428
839 TriNet Group, Inc 76
720 (a) TrueBlue, Inc 6
541 TTEC Holdings, Inc 3
345 Unifirst Corp 59
3,454 (a) Upwork, Inc 56
5,656 Veralto Corp 576
3,311 Verisk Analytics, Inc 912
3,457 (a) Verra Mobility Corp 84
3,046 Vestis Corp 46
679 (a) Viad Corp 29
340 VSE Corp 32
9,192 Waste Management, Inc 1,855
279 (a) Willdan Group, Inc 11
1,104 (a) WNS Holdings Ltd 52
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,030
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.9%
966 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 8
1,255 (a) Abercrombie & Fitch Co (Class A) 188
1,605 Academy Sports & Outdoors, Inc 92
1,149 Advance Auto Parts, Inc 54
406 A-Mark Precious Metals, Inc 11
217,274 (a) Amazon.com, Inc 47,668
3,778 American Eagle Outfitters, Inc 63
154 (a) America's Car-Mart, Inc 8
1,221 Arhaus, Inc 12
2,460 Arko Corp 16
416 (a) Asbury Automotive Group, Inc 101
576 (a) Autonation, Inc 98
397 (a) Autozone, Inc 1,271
4,924 Bath & Body Works, Inc 191
5,174 Best Buy Co, Inc 444

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
819 (a) Boot Barn Holdings, Inc $ 124
524 Buckle, Inc 27
326 Build-A-Bear Workshop, Inc 15
1,496 (a) Burlington Stores, Inc 427
1,001 Caleres, Inc 23
895 Camping World Holdings, Inc 19
3,787 (a) Carmax, Inc 310
2,528 (a) Carvana Co 514
717 (a) Citi Trends, Inc 19
26,224 (a) Coupang, Inc 576
1,606 Designer Brands, Inc 9
1,452 (a) Destination XL Group, Inc 4
1,433 Dick's Sporting Goods, Inc 328
17 (b) Dillard's, Inc (Class A) 7
11,559 eBay, Inc 716
2,748 (a) Etsy, Inc 145
2,017 (a) EVgo, Inc 8
955 (a) Five Below, Inc 100
2,514 (a) Floor & Decor Holdings, Inc 251
1,965 Foot Locker, Inc 43
8,925 (a) GameStop Corp (Class A) 280
4,912 Gap, Inc 116
365 (a) Genesco, Inc 16
3,294 Genuine Parts Co 385
559 (a) GigaCloud Technology, Inc 10
311 Group 1 Automotive, Inc 131
1,619 (a) GrowGeneration Corp 3
715 Haverty Furniture Cos, Inc 16
23,041 Home Depot, Inc 8,963
1,925 Kohl's Corp 27
487 (a) Lands' End, Inc 6
4,195 (a) Leslie's, Inc 9
597 Lithia Motors, Inc (Class A) 213
6,559 LKQ Corp 241
13,393 Lowe's Cos, Inc 3,305
5,015 Macy's, Inc 85
530 (a) MarineMax, Inc 15
759 Monro Muffler, Inc 19
415 Murphy USA, Inc 208
2,416 (a) National Vision Holdings, Inc 25
2,955 Nordstrom, Inc 71
1,066 (a) ODP Corp 24
1,485 (a) Ollie's Bargain Outlet Holdings, Inc 163
266 (a),(b) OneWater Marine, Inc 5
1,331 (a) O'Reilly Automotive, Inc 1,578
1,209 (a) Overstock.com, Inc 6
389 Penske Auto Group, Inc 59
1,980 (a) Petco Health & Wellness Co, Inc 8
922 Pool Corp 314
2,295 (a),(b) RealReal, Inc 25
1,063 (a) Revolve Group, Inc 36
380 (a) RH 150
7,728 Ross Stores, Inc 1,169
2,402 (a) Sally Beauty Holdings, Inc 25
697 (a),(b) Savers Value Village, Inc 7
646 Shoe Carnival, Inc 21
881 Signet Jewelers Ltd 71
760 (a) Sleep Number Corp 12
31 Sonic Automotive, Inc (Class A) 2
1,770 (a) Stitch Fix, Inc 8
1,616 (a) ThredUp, Inc 2
432 (a) Tilly's, Inc 2

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
26,447 TJX Cos, Inc $ 3,195
12,025 Tractor Supply Co 638
1,128 (a) Ulta Beauty, Inc 491
1,277 Upbound Group, Inc 37
1,483 (a) Urban Outfitters, Inc 81
2,450 (a) Valvoline, Inc 89
1,767 (a) Victoria's Secret & Co 73
2,402 (a) Warby Parker, Inc 58
2,236 (a),(b) Wayfair, Inc 99
663 Weyco Group, Inc 25
3,054 Williams-Sonoma, Inc 566
94 Winmark Corp 37
686 (a) Zumiez, Inc 13
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 77,123
CONSUMER DURABLES & APPAREL - 0.9%
821 Acushnet Holdings Corp 58
524 (a) Amer Sports, Inc 15
1,837 (a) AMMO, Inc 2
1,140 (a) Beazer Homes USA, Inc 31
758 (a) BK LC Lux Finco 2 Sarl 43
1,299 Brunswick Corp 84
3,596 (a) Callaway Golf Co 28
2,222 (a) Capri Holdings Ltd 47
547 Carter's, Inc 30
237 (a) Cavco Industries, Inc 106
629 Century Communities, Inc 46
729 Clarus Corp 3
606 (b) Columbia Sportswear Co 51
1,268 Cricut, Inc 7
1,275 (a) Crocs, Inc 140
3,510 (a) Deckers Outdoor Corp 713
6,553 DR Horton, Inc 916
643 (a),(b) Dream Finders Homes, Inc 15
958 Ethan Allen Interiors, Inc 27
3,412 (a) Figs, Inc 21
576 (a) Funko, Inc 8
3,672 (a) Garmin Ltd 757
124 (a) G-III Apparel Group Ltd 4
4,066 (a) GoPro, Inc 4
352 (a) Green Brick Partners, Inc 20
8,742 (a) Hanesbrands, Inc 71
3,286 Hasbro, Inc 184
712 (a) Helen of Troy Ltd 43
544 Hooker Furniture Corp 8
148 (a) Hovnanian Enterprises, Inc 20
608 Installed Building Products, Inc 106
883 (a) iRobot Corp 7
232 Johnson Outdoors, Inc 8
1,357 KB Home 89
1,320 Kontoor Brands, Inc 113
412 (a) Latham Group, Inc 3
935 La-Z-Boy, Inc 41
3,082 Leggett & Platt, Inc 30
5,124 Lennar Corp (Class A) 699
349 Lennar Corp (Class B) 46
241 (a) LGI Homes, Inc 21
336 (a) Lovesac Co 8
2,745 (a) Lululemon Athletica, Inc 1,050
561 (a) M/I Homes, Inc 75
688 (a) Malibu Boats, Inc 26
441 Marine Products Corp 4
673 (a) MasterCraft Boat Holdings, Inc 13

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER DURABLES & APPAREL (continued)
7,453 (a) Mattel, Inc $ 132
893 Meritage Homes Corp 137
1,156 (a) Mohawk Industries, Inc 138
638 Movado Group, Inc 12
6,890 Newell Rubbermaid, Inc 69
27,855 Nike, Inc (Class B) 2,108
68 (a) NVR, Inc 556
274 Oxford Industries, Inc 22
8,335 (a) Peloton Interactive, Inc 72
1,013 Polaris Industries, Inc 58
4,574 Pulte Homes, Inc 498
1,386 (a) Purple Innovation, Inc 1
1,375 PVH Corp 145
924 Ralph Lauren Corp 213
997 (a) Revelyst, Inc 19
110 Rocky Brands, Inc 2
1,588 (a) SharkNinja Global SPV Ltd 155
3,296 (a) Skechers U.S.A., Inc (Class A) 222
1,083 (a) Skyline Champion Corp 95
1,649 Smith & Wesson Brands, Inc 17
3,687 (a) Sonos, Inc 55
1,625 Steven Madden Ltd 69
311 Sturm Ruger & Co, Inc 11
5,336 Tapestry, Inc 349
1,810 (a) Taylor Morrison Home Corp 111
3,622 Tempur Sealy International, Inc 205
2,490 Toll Brothers, Inc 314
665 (a) TopBuild Corp 207
1,572 (a) Tri Pointe Homes, Inc 57
5,744 (a) Under Armour, Inc (Class A) 47
5,391 (a) Under Armour, Inc (Class C) 40
2,696 (a) Vera Bradley, Inc 11
8,194 VF Corp 176
1,037 Whirlpool Corp 119
2,662 Wolverine World Wide, Inc 59
858 Worthington Industries, Inc 34
1,532 (a) YETI Holdings, Inc 59
TOTAL CONSUMER DURABLES & APPAREL 12,435
CONSUMER SERVICES - 2.3%
1,229 (a) Accel Entertainment, Inc 13
4,141 ADT, Inc 29
822 (a) Adtalem Global Education, Inc 75
9,979 (a) Airbnb, Inc 1,311
6,092 Aramark 227
925 (a) BALLY'S CORP 17
39 (a) Biglari Holdings, Inc (B Shares) 10
817 (a) BJ's Restaurants, Inc 29
275 Bloomin' Brands, Inc 3
765 Booking Holdings, Inc 3,801
1,802 Boyd Gaming Corp 131
1,258 (a) Bright Horizons Family Solutions, Inc 139
1,062 (a) Brinker International, Inc 141
5,302 (a) Caesars Entertainment, Inc 177
23,974 (a) Carnival Corp 597
318 Carriage Services, Inc 13
1,811 (a) Cava Group, Inc 204
1,085 (b) Cheesecake Factory 51
3,631 (a) Chegg, Inc 6
31,597 (a) Chipotle Mexican Grill, Inc (Class A) 1,905
891 (b) Choice Hotels International, Inc 127
1,672 Churchill Downs, Inc 223
2,931 (a) Coursera, Inc 25

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
711 Cracker Barrel Old Country Store, Inc $ 38
2,733 Darden Restaurants, Inc 510
419 (a),(b) Dave & Buster's Entertainment, Inc 12
1,296 (a) Denny's Corp 8
1,465 (a) Despegar.com Corp 28
458 Dine Brands Global Inc. 14
783 Domino's Pizza, Inc 329
8,145 (a) DoorDash, Inc 1,366
10,269 (a) DraftKings, Inc 382
880 (a) Duolingo, Inc 285
2,197 (a) Dutch Bros, Inc 115
809 (a) El Pollo Loco Holdings, Inc 9
125 (a),(c) Empire Resorts, Inc 0^
455 (a) European Wax Center, Inc 3
2,472 (a) Everi Holdings, Inc 33
3,035 (a) Expedia Group, Inc 566
723 (a) First Watch Restaurant Group, Inc 13
1,502 (a) Frontdoor, Inc 82
870 (a) Full House Resorts, Inc 4
2,989 (a),(b) Global Business Travel Group I 28
412 Golden Entertainment, Inc 13
63 Graham Holdings Co 55
663 (a) Grand Canyon Education, Inc 109
2,812 H&R Block, Inc 149
1,757 (a) Hilton Grand Vacations, Inc 68
5,543 Hilton Worldwide Holdings, Inc 1,370
969 Hyatt Hotels Corp 152
494 (a) Inspired Entertainment, Inc 4
2,584 International Game Technology plc 46
410 (b) Jack in the Box, Inc 17
930 (a) KinderCare Learning Cos, Inc 17
2,068 (b) Krispy Kreme, Inc 21
155 (a) Kura Sushi USA, Inc 14
8,238 Las Vegas Sands Corp 423
3,222 (a) Laureate Education, Inc 59
989 (a) Life Time Group Holdings, Inc 22
2,166 (a) Light & Wonder, Inc 187
1,286 (a) Lincoln Educational Services Corp 20
608 (a) Lindblad Expeditions Holdings, Inc 7
5,349 Marriott International, Inc (Class A) 1,492
901 Marriott Vacations Worldwide Corp 81
16,631 McDonald's Corp 4,821
5,853 (a) MGM Resorts International 203
1,527 (a) Mister Car Wash, Inc 11
388 Monarch Casino & Resort, Inc 31
324 Nathan's Famous, Inc 25
9,905 (a) Norwegian Cruise Line Holdings Ltd 255
465 (a) ONE Group Hospitality, Inc 1
1,416 OneSpaWorld Holdings Ltd 28
792 (b) Papa John's International, Inc 33
3,518 (a) Penn National Gaming, Inc 70
600 Perdoceo Education Corp 16
2,081 (a) Planet Fitness, Inc 206
1,370 (a) PlayAGS, Inc 16
417 (a) Portillo's, Inc 4
330 RCI Hospitality Holdings, Inc 19
925 Red Rock Resorts, Inc 43
5,532 Royal Caribbean Cruises Ltd 1,276
1,353 (a) Rush Street Interactive, Inc 19
10,188 (a) Sabre Corp 37
771 (a) SeaWorld Entertainment, Inc 43
3,342 Service Corp International 267

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
CONSUMER SERVICES (continued)
766 (a) Shake Shack, Inc $ 99
2,208 Six Flags Entertainment Corp 106
26,367 Starbucks Corp 2,406
673 Strategic Education, Inc 63
1,099 (a) Stride, Inc 114
3,619 Super Group SGHC Ltd 23
2,381 (a) Sweetgreen, Inc 76
829 (a) Target Hospitality Corp 8
1,600 Texas Roadhouse, Inc (Class A) 289
1,191 Travel & Leisure Co 60
1,856 (a) Udemy, Inc 15
941 (a) Universal Technical Institute, Inc 24
1,020 Vail Resorts, Inc 191
4,018 Wendy's Co 66
686 Wingstop, Inc 195
1,887 Wyndham Hotels & Resorts, Inc 190
2,451 Wynn Resorts Ltd 211
371 (a) Xponential Fitness, Inc 5
6,520 Yum! Brands, Inc 875
TOTAL CONSUMER SERVICES 29,845
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
9,504 Albertsons Cos, Inc 187
1,108 Andersons, Inc 45
3,057 (a) BJ's Wholesale Club Holdings, Inc 273
889 Casey's General Stores, Inc 352
776 (a) Chefs' Warehouse, Inc 38
10,205 Costco Wholesale Corp 9,351
5,276 Dollar General Corp 400
5,152 (a) Dollar Tree, Inc 386
2,474 (a) Grocery Outlet Holding Corp 39
1,600 (a) HF Foods Group, Inc 5
202 Ingles Markets, Inc (Class A) 13
15,350 Kroger Co 939
4,130 (a) Maplebear, Inc 171
345 Natural Grocers by Vitamin Cottage, Inc 14
3,668 (a) Performance Food Group Co 310
358 Pricesmart, Inc 33
957 SpartanNash Co 17
2,515 (a) Sprouts Farmers Market, Inc 320
11,240 Sysco Corp 859
10,649 Target Corp 1,439
141 (a) United Natural Foods, Inc 4
5,194 (a) US Foods Holding Corp 350
292 Village Super Market (Class A) 9
15,831 Walgreens Boots Alliance, Inc 148
100,062 Walmart, Inc 9,041
313 Weis Markets, Inc 21
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,764
ENERGY - 3.4%
1,272 (a),(b) Amplify Energy Corp 8
9,167 Antero Midstream Corp 138
7,090 (a) Antero Resources Corp 249
7,983 APA Corp 184
3,123 Archrock, Inc 78
577 Ardmore Shipping Corp 7
1,601 (b) Atlas Energy Solutions, Inc 36
22,604 Baker Hughes Co 927
1,669 Berry Corp 7
4,580 (b) Borr Drilling Ltd 18
510 (a) Bristow Group, Inc 18
16,517 Cabot Oil & Gas Corp 422
1,403 Cactus, Inc 82

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
2,028 California Resources Corp $ 105
230 (a),(b) Centrus Energy Corp 15
4,600 ChampionX Corp 125
5,167 Cheniere Energy, Inc 1,110
5,065 Chesapeake Energy Corp 504
39,669 Chevron Corp 5,746
1,203 Chord Energy Corp 141
1,939 Civitas Resources, Inc 89
4,074 (a) Clean Energy Fuels Corp 10
3,718 (a) CNX Resources Corp 136
2,351 (b) Comstock Resources, Inc 43
30,035 ConocoPhillips 2,979
659 CONSOL Energy, Inc 70
61 Core Laboratories, Inc 1
4,260 Crescent Energy Co 62
875 CVR Energy, Inc 16
1,510 Delek US Holdings, Inc 28
15,110 Devon Energy Corp 495
3,198 DHT Holdings, Inc 30
4,269 Diamondback Energy, Inc 699
1,119 Diversified Energy Co plc 19
535 (a) DMC Global, Inc 4
1,083 Dorian LPG Ltd 26
4,717 (a) Drilling Tools International Corp 15
2,182 DT Midstream, Inc 217
2,695 (a),(b) Empire Petroleum Corp 20
3,799 (a),(b) Encore Energy Corp 13
4,018 (a),(b) Energy Fuels, Inc 21
13,113 EOG Resources, Inc 1,607
13,727 EQT Corp 633
3,165 Evolution Petroleum Corp 17
428 Excelerate Energy, Inc 13
1,917 (a) Expro Group Holdings NV 24
104,049 Exxon Mobil Corp 11,193
691 (b) FLEX LNG Ltd 16
981 (a) Forum Energy Technologies, Inc 15
954 FutureFuel Corp 5
2,739 Golar LNG Ltd 116
2,448 Granite Ridge Resources, Inc 16
1,490 (a) Green Plains, Inc 14
278 (a) Gulfport Energy Operating Corp 51
19,389 Halliburton Co 527
1,956 (a) Helix Energy Solutions Group, Inc 18
2,301 Helmerich & Payne, Inc 74
6,364 Hess Corp 846
3,473 HF Sinclair Corp 122
1,195 (a) Innovex International, Inc 17
404 International Seaways, Inc 15
46,540 Kinder Morgan, Inc 1,275
394 Kinetik Holdings, Inc 22
472 Kodiak Gas Services, Inc 19
4,919 (a) Kosmos Energy Ltd 17
3,840 Liberty Energy, Inc 76
4,177 Magnolia Oil & Gas Corp 98
7,947 Marathon Petroleum Corp 1,109
2,911 Matador Resources Co 164
2,664 Murphy Oil Corp 81
238 (a) Nabors Industries Ltd 14
726 Nacco Industries, Inc (Class A) 22
1,311 (b) New Fortress Energy, Inc 20
3,366 (a) Newpark Resources, Inc 26
2,786 (a) NextDecade Corp 21

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
ENERGY (continued)
3,704 Noble Corp plc $ 116
4,171 Nordic American Tankers Ltd 10
2,343 Northern Oil and Gas, Inc 87
8,892 NOV, Inc 130
16,204 Occidental Petroleum Corp 801
2,352 (a) Oceaneering International, Inc 61
2,073 (a) Oil States International, Inc 11
13,618 ONEOK, Inc 1,367
6,170 Ovintiv, Inc 250
1,291 (a) Par Pacific Holdings, Inc 21
7,160 Patterson-UTI Energy, Inc 59
2,663 PBF Energy, Inc 71
1,909 Peabody Energy Corp 40
15,047 Permian Resources Corp 216
9,891 Phillips 66 1,127
17 (a) PrimeEnergy Corp 4
2,609 (a) ProPetro Holding Corp 24
5,850 Range Resources Corp 210
702 (a) Rex American Resources Corp 29
257 Riley Exploration Permian, Inc 8
2,001 (a) Ring Energy, Inc 3
2,256 RPC, Inc 13
1,202 (a) Sable Offshore Corp 28
792 SandRidge Energy, Inc 9
34,308 Schlumberger Ltd 1,315
993 Scorpio Tankers, Inc 49
2,348 (a) SEACOR Marine Holdings, Inc 15
1,338 (a) Seadrill Ltd 52
1,587 Select Water Solutions, Inc 21
2,365 SFL Corp Ltd 24
915 Sitio Royalties Corp 18
2,674 SM Energy Co 104
886 Solaris Oilfield Infrastructure, Inc 26
1,668 (a) Talos Energy, Inc 16
5,126 Targa Resources Corp 915
10,254 TechnipFMC plc 297
2,111 Teekay Corp Ltd 15
560 Teekay Tankers Ltd 22
3,440 (a) Tetra Technologies, Inc 12
412 Texas Pacific Land Corp 456
1,174 (a) Tidewater, Inc 64
8,317 (a),(b) Transocean Ltd 31
7,605 (a) Uranium Energy Corp 51
16,622 (a) Ur-Energy, Inc 19
1,428 Vaalco Energy, Inc 6
2,158 (a) Valaris Ltd 95
7,468 Valero Energy Corp 916
2,185 Viper Energy Partners LP 107
458 (a) Vital Energy, Inc 14
758 (b) Vitesse Energy, Inc 19
3,587 (b) W&T Offshore, Inc 6
1,619 Weatherford International plc 116
28,240 Williams Cos, Inc 1,528
1,402 World Fuel Services Corp 39
TOTAL ENERGY 44,279
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
183 Acadia Realty Trust 4
2,147 Agree Realty Corp 151
1,433 Alexander & Baldwin, Inc 25
113 Alexander's, Inc 23
4,161 Alexandria Real Estate Equities, Inc 406
1,558 Alpine Income Property Trust, Inc 26

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
241 American Assets Trust, Inc $ 6
1,549 American Healthcare REIT, Inc 44
7,842 American Homes 4 Rent 293
10,898 American Tower Corp 1,999
6,225 Americold Realty Trust, Inc 133
6,955 (a) Apartment Investment and Management Co 63
4,526 Apple Hospitality REIT, Inc 69
1,658 Armada Hoffler Properties, Inc 17
3,250 AvalonBay Communities, Inc 715
3,769 Boston Properties, Inc 280
1,555 Braemar Hotels & Resorts, Inc 5
3,704 Brandywine Realty Trust 21
7,618 Brixmor Property Group, Inc 212
552 BRT Apartments Corp 10
2,484 Camden Property Trust 288
3,211 CareTrust REIT, Inc 87
1,043 CBL & Associates Properties, Inc 31
460 Centerspace 30
1,449 Chatham Lodging Trust 13
1,087 City Office REIT, Inc 6
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 14
3,008 Corporate Office Properties Trust 93
4,434 Cousins Properties, Inc 136
10,583 Crown Castle, Inc 961
588 CTO Realty Growth, Inc 12
5,793 CubeSmart 248
3,024 Curbline Properties Corp 70
3,732 DiamondRock Hospitality Co 34
7,695 Digital Realty Trust, Inc 1,365
7,300 Diversified Healthcare Trust 17
4,303 Douglas Emmett, Inc 80
1,724 Easterly Government Properties, Inc 20
1,084 EastGroup Properties, Inc 174
3,522 Empire State Realty Trust, Inc 36
1,203 EPR Properties 53
2,229 Equinix, Inc 2,102
4,198 Equity Lifestyle Properties, Inc 280
9,067 Equity Residential 651
4,151 Essential Properties Realty Trust, Inc 130
1,559 Essex Property Trust, Inc 445
5,053 Extra Space Storage, Inc 756
967 (b) Farmland Partners, Inc 11
1,812 Federal Realty Investment Trust 203
3,144 First Industrial Realty Trust, Inc 158
1,561 Four Corners Property Trust, Inc 42
985 FrontView REIT, Inc 18
5,692 Gaming and Leisure Properties, Inc 274
1,064 Getty Realty Corp 32
881 Gladstone Commercial Corp 14
815 Gladstone Land Corp 9
1,479 Global Medical REIT, Inc 11
7,735 Global Net Lease, Inc 56
5,238 Healthcare Realty Trust, Inc 89
16,075 Healthpeak Properties, Inc 326
1,224 Highwoods Properties, Inc 37
16,728 Host Hotels & Resorts Inc 293
3,600 Hudson Pacific Properties, Inc 11
5,802 Independence Realty Trust, Inc 115
533 Innovative Industrial Properties, Inc 36
1,587 InvenTrust Properties Corp 48
14,307 Invitation Homes, Inc 457

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
7,001 Iron Mountain, Inc $ 736
577 JBG SMITH Properties 9
2,453 Kilroy Realty Corp 99
15,811 Kimco Realty Corp 370
4,843 Kite Realty Group Trust 122
1,944 Lamar Advertising Co 237
9,294 Lexington Realty Trust 75
1,521 Lineage, Inc 89
838 LTC Properties, Inc 29
6,081 Macerich Co 121
1,163 Mack-Cali Realty Corp 19
9,859 Medical Properties Trust, Inc 39
2,787 Mid-America Apartment Communities, Inc 431
986 National Health Investors, Inc 68
4,203 National Retail Properties, Inc 172
927 National Storage Affiliates Trust 35
336 (a),(b) NET Lease Office Properties 11
1,788 NETSTREIT Corp 25
662 NexPoint Residential Trust, Inc 28
5,263 Omega Healthcare Investors, Inc 199
574 One Liberty Properties, Inc 16
1,597 Orion Office REIT, Inc 6
3,029 Outfront Media, Inc 54
4,579 Paramount Group, Inc 23
2,943 Park Hotels & Resorts, Inc 41
738 Peakstone Realty Trust 8
1,145 Pebblebrook Hotel Trust 16
2,989 Phillips Edison & Co, Inc 112
3,343 Piedmont Office Realty Trust, Inc 31
628 Plymouth Industrial REIT, Inc 11
1,168 Postal Realty Trust, Inc 15
1,831 PotlatchDeltic Corp 72
21,708 Prologis, Inc 2,295
3,798 Public Storage, Inc 1,137
3,541 Rayonier, Inc 92
20,351 Realty Income Corp 1,087
4,213 Regency Centers Corp 311
1,291 Retail Opportunity Investments Corp 22
5,133 Rexford Industrial Realty, Inc 198
2,146 RLJ Lodging Trust 22
1,525 Ryman Hospitality Properties, Inc 159
4,837 Sabra Health Care REIT, Inc 84
830 Safehold, Inc 15
392 Saul Centers, Inc 15
2,579 SBA Communications Corp 526
742 Service Properties Trust 2
7,470 Simon Property Group, Inc 1,286
1,512 SITE Centers Corp 23
1,278 SL Green Realty Corp 87
3,739 STAG Industrial, Inc 126
235 (a) Star Holdings 2
3,928 Summit Hotel Properties, Inc 27
2,965 Sun Communities, Inc 365
4,521 Sunstone Hotel Investors, Inc 54
1,757 Tanger Factory Outlet Centers, Inc 60
2,271 Terreno Realty Corp 134
7,879 UDR, Inc 342
994 UMH Properties, Inc 19
3,786 Uniti Group, Inc 21
294 Universal Health Realty Income Trust 11
2,004 Urban Edge Properties 43
9,861 Ventas, Inc 581

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
24,615 (d) VICI Properties, Inc $ 719
3,875 Vornado Realty Trust 163
3,394 Washington REIT 52
14,312 (d) Welltower, Inc 1,804
17,732 Weyerhaeuser Co 499
1,293 Whitestone REIT 18
5,004 WP Carey, Inc 273
994 Xenia Hotels & Resorts, Inc 15
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 30,885
FINANCIAL SERVICES - 8.2%
758 Affiliated Managers Group, Inc 140
5,810 (a) Affirm Holdings, Inc 354
17,363 (b) AGNC Investment Corp 160
315 Alerus Financial Corp 6
6,587 Ally Financial, Inc 237
12,937 American Express Co 3,840
2,258 Ameriprise Financial, Inc 1,202
11,137 Annaly Capital Management, Inc 204
3,041 Apollo Commercial Real Estate Finance, Inc 26
12,112 Apollo Global Management, Inc 2,000
3,729 (b) Arbor Realty Trust, Inc 52
1,014 (b) Ares Commercial Real Estate Corp 6
4,280 Ares Management Corp 758
412 (b) ARMOUR Residential REIT, Inc 8
599 Artisan Partners Asset Management, Inc 26
3,908 (a) AvidXchange Holdings, Inc 40
13 Banco Latinoamericano de Exportaciones S.A. (Class E) 0^
17,016 Bank of New York Mellon Corp 1,307
42,314 (a) Berkshire Hathaway, Inc 19,180
8,951 BGC Group, Inc 81
3,375 BlackRock, Inc 3,460
2,472 Blackstone Mortgage Trust, Inc 43
16,722 Blackstone, Inc 2,883
12,487 (a) Block, Inc 1,061
11,576 Blue Owl Capital, Inc 269
1,184 Bread Financial Holdings, Inc 72
1,604 Brightsphere Investment Group, Inc 42
3,033 BrightSpire Capital, Inc 17
4,774 Burford Capital Ltd 61
2,523 Cannae Holdings, Inc 50
1,535 (a) Cantaloupe, Inc 15
8,876 Capital One Financial Corp 1,583
5,682 Carlyle Group, Inc 287
576 Cass Information Systems, Inc 24
2,427 Cboe Global Markets, Inc 474
34,423 Charles Schwab Corp 2,548
1,481 Chicago Atlantic Real Estate Finance, Inc 23
1,947 Chimera Investment Corp 27
2,359 Claros Mortgage Trust, Inc 11
8,254 CME Group, Inc 1,917
853 Cohen & Steers, Inc 79
4,596 (a) Coinbase Global, Inc 1,141
1,463 Compass Diversified Trust 34
7,329 Corebridge Financial, Inc 219
1,601 (a) Corpay, Inc 542
129 (a) Credit Acceptance Corp 61
172 (a) Dave, Inc 15
118 Diamond Hill Investment Group, Inc 18
3,807 DigitalBridge Group, Inc 43
5,896 Discover Financial Services 1,021
445 (a) Donnelley Financial Solutions, Inc 28
620 (b) Dynex Capital, Inc 8

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
1,030 (b) Ellington Financial, Inc $ 12
215 Enact Holdings, Inc 7
553 (a) Encore Capital Group, Inc 26
613 (a) Enova International, Inc 59
7,778 Equitable Holdings, Inc 367
2,494 Essent Group Ltd 136
1,004 (a) Euronet Worldwide, Inc 103
904 Evercore Partners, Inc (Class A) 251
1,923 EVERTEC, Inc 66
917 Factset Research Systems, Inc 440
120 Federal Agricultural Mortgage Corp 24
13,024 Fidelity National Information Services, Inc 1,052
848 FirstCash Holdings, Inc 88
13,211 (a) Fiserv, Inc 2,714
2,549 (a) Flywire Corp 53
481 (a),(b) Forge Global Holdings, Inc 0^
621 Franklin BSP Realty Trust, Inc 8
6,849 Franklin Resources, Inc 139
559 GCM Grosvenor, Inc 7
6,015 Global Payments, Inc 674
7,115 Goldman Sachs Group, Inc 4,074
1,667 Granite Point Mortgage Trust, Inc 5
1,775 (a) Green Dot Corp 19
904 Hamilton Lane, Inc 134
2,171 Hannon Armstrong Sustainable Infrastructure Capital, Inc 58
1,184 Houlihan Lokey, Inc 206
351 (a) I3 Verticals, Inc 8
2,433 Interactive Brokers Group, Inc (Class A) 430
13,128 Intercontinental Exchange, Inc 1,956
677 (a) International Money Express, Inc 14
8,781 Invesco Ltd 153
645 (b) Invesco Mortgage Capital, Inc 5
1,648 Jack Henry & Associates, Inc 289
1,661 Jackson Financial, Inc 145
3,234 Janus Henderson Group plc 138
4,323 Jefferies Financial Group, Inc 339
15,596 KKR & Co, Inc 2,307
933 KKR Real Estate Finance Trust, Inc 9
2,645 Ladder Capital Corp 30
2,463 Lazard, Inc 127
2,865 (a) LendingClub Corp 46
334 (a) LendingTree, Inc 13
1,798 LPL Financial Holdings, Inc 587
837 MarketAxess Holdings, Inc 189
11,987 (a) Marqeta, Inc 45
18,859 Mastercard, Inc (Class A) 9,931
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 24
7,150 MGIC Investment Corp 169
1,603 Moelis & Co 118
202 (a) Moneylion, Inc 17
3,637 Moody's Corp 1,722
27,127 Morgan Stanley 3,410
584 Morningstar, Inc 197
1,395 (a) Mr Cooper Group, Inc 134
1,766 MSCI, Inc (Class A) 1,060
9,787 Nasdaq Stock Market, Inc 757
609 Navient Corp 8
1,078 (a) NCR Corp ATM 37
249 Nelnet, Inc (Class A) 27
619 (a) NerdWallet, Inc 8
2,274 New York Mortgage Trust, Inc 14

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
1,313 (a) NMI Holdings, Inc $ 48
4,855 Northern Trust Corp 498
436 (a) Ocwen Financial Corp 13
1,998 OneMain Holdings, Inc 104
3,011 (a) Open Lending Corp 18
651 (b) Orchid Island Capital, Inc 5
1,141 P10, Inc 14
5,269 (a) Pagseguro Digital Ltd 33
1,422 Patria Investments Ltd 17
5,249 (a) Payoneer Global, Inc 53
23,564 (a) PayPal Holdings, Inc 2,011
1,007 (a) Paysafe Ltd 17
750 PennyMac Financial Services, Inc 77
2,070 PennyMac Mortgage Investment Trust 26
745 Perella Weinberg Partners 18
419 Piper Jaffray Cos 126
727 PJT Partners, Inc 115
684 (a) PRA Group, Inc 14
750 PROG Holdings, Inc 32
3,105 Radian Group, Inc 98
4,253 Raymond James Financial, Inc 661
3,562 (b) Ready Capital Corp 24
2,761 Redwood Trust, Inc 18
383 Regional Management Corp 13
3,564 (a) Remitly Global, Inc 80
2,014 (a) Repay Holdings Corp 15
8,428 Rithm Capital Corp 91
15,885 (a) Robinhood Markets, Inc 592
3,914 (a) Rocket Cos, Inc 44
7,176 S&P Global, Inc 3,574
2,167 SEI Investments Co 179
1,262 (a) Shift4 Payments, Inc 131
1,508 Silvercrest Asset Management Group, Inc 28
6,060 SLM Corp 167
22,427 (a) SoFi Technologies, Inc 345
5,839 Starwood Property Trust, Inc 111
6,726 State Street Corp 660
1,257 StepStone Group, Inc 73
2,468 Stifel Financial Corp 262
6,153 (a) StoneCo Ltd 49
901 (a) StoneX Group, Inc 88
87 (a) SWK Holdings Corp 1
9,111 Synchrony Financial 592
5,251 T Rowe Price Group, Inc 594
10,647 (a) Toast, Inc 388
1,884 TPG RE Finance Trust, Inc 16
1,717 TPG, Inc 108
2,601 Tradeweb Markets, Inc 340
2,103 Two Harbors Investment Corp 25
1,304 (a),(b) Upstart Holdings, Inc 80
2,181 UWM Holdings Corp 13
711 Victory Capital Holdings, Inc 47
1,980 Virtu Financial, Inc 71
255 Virtus Investment Partners, Inc 56
36,459 Visa, Inc (Class A) 11,522
2,158 Voya Financial, Inc 149
771 Walker & Dunlop, Inc 75
1,032 Waterstone Financial, Inc 14
5,981 Western Union Co 63
953 (a) WEX, Inc 167
4,611 WisdomTree, Inc 48
160 (a) World Acceptance Corp 18

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
FINANCIAL SERVICES (continued)
9,792 XP, Inc $ 116
TOTAL FINANCIAL SERVICES 107,936
FOOD, BEVERAGE & TOBACCO - 2.2%
40,066 Altria Group, Inc 2,095
11,127 Archer-Daniels-Midland Co 562
1,674 (b) B&G Foods, Inc (Class A) 11
1,699 (a),(b) Beyond Meat, Inc 6
206 (a) Boston Beer Co, Inc (Class A) 62
1,291 Brown-Forman Corp (Class A) 49
4,162 Brown-Forman Corp (Class B) 158
3,406 Bunge Global S.A. 265
583 Calavo Growers, Inc 15
700 Cal-Maine Foods, Inc 72
4,854 Campbell Soup Co 203
4,227 (a) Celsius Holdings, Inc 111
90,281 Coca-Cola Co 5,621
126 Coca-Cola Consolidated Inc 159
11,711 ConAgra Brands, Inc 325
3,825 Constellation Brands, Inc (Class A) 845
4,066 (a) Darling International, Inc 137
1,898 Dole plc 26
4,047 Flowers Foods, Inc 84
1,252 (a),(b) Forafric Global plc 13
95 Fresh Del Monte Produce, Inc 3
1,117 (a) Freshpet, Inc 165
12,685 General Mills, Inc 809
2,641 (a) Hain Celestial Group, Inc 16
3,329 Hershey Co 564
6,959 Hormel Foods Corp 218
1,536 Ingredion, Inc 211
308 J&J Snack Foods Corp 48
2,234 J.M. Smucker Co 246
368 John B Sanfilippo & Son, Inc 32
5,820 Kellogg Co 471
26,017 Keurig Dr Pepper, Inc 836
21,278 Kraft Heinz Co 653
2,865 Lamb Weston Holdings, Inc 191
383 Lancaster Colony Corp 66
6,128 McCormick & Co, Inc 467
476 MGP Ingredients, Inc 19
684 (a) Mission Produce, Inc 10
4,022 Molson Coors Brewing Co (Class B) 231
30,692 Mondelez International, Inc 1,833
16,985 (a) Monster Beverage Corp 893
607 National Beverage Corp 26
32,015 PepsiCo, Inc 4,868
36,004 Philip Morris International, Inc 4,333
986 (a) Pilgrim's Pride Corp 45
372 (a) Post Holdings, Inc 43
2,940 Primo Brands Corp 90
5 Seaboard Corp 12
226 (a) Seneca Foods Corp 18
2,221 (a) Simply Good Foods Co 87
2,448 (a) SunOpta, Inc 19
501 (a) TreeHouse Foods, Inc 18
310 Turning Point Brands, Inc 19
5,600 Tyson Foods, Inc (Class A) 322
612 Universal Corp 34
1,426 Utz Brands, Inc 22
630 (a) Vita Coco Co, Inc 23
689 (a) Vital Farms, Inc 26

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
FOOD, BEVERAGE & TOBACCO (continued)
1,716 WK Kellogg Co $ 31
TOTAL FOOD, BEVERAGE & TOBACCO 28,837
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
40,020 Abbott Laboratories 4,527
2,188 (a) Acadia Healthcare Co, Inc 87
1,487 (a) Accolade, Inc 5
2,296 (a) AdaptHealth Corp 22
409 (a) Addus HomeCare Corp 51
7,389 (a) agilon health, Inc 14
1,832 (a) Align Technology, Inc 382
2,083 (a) Alignment Healthcare, Inc 23
2,458 (a) Alphatec Holdings, Inc 23
442 (a) Amedisys, Inc 40
3,746 AmerisourceBergen Corp 842
986 (a) AMN Healthcare Services, Inc 24
1,310 (a) Angiodynamics, Inc 12
1,046 (a) Apollo Medical Holdings, Inc 33
1,229 (a) AtriCure, Inc 38
1,650 (a) Avanos Medical, Inc 26
1,345 (a) Aveanna Healthcare Holdings, Inc 6
1,009 (a) Axogen, Inc 17
11,658 Baxter International, Inc 340
6,638 Becton Dickinson & Co 1,506
33,577 (a) Boston Scientific Corp 2,999
1,283 (a) BrightSpring Health Services, Inc 22
6,211 (a) Brookdale Senior Living, Inc 31
5,617 Cardinal Health, Inc 664
627 (a) Castle Biosciences, Inc 17
11,779 (a) Centene Corp 714
521 (a) Ceribell, Inc 13
3,092 (a) Certara, Inc 33
4,212 (a) Cerus Corp 6
312 Chemed Corp 165
6,487 Cigna Group 1,791
1,587 Concentra Group Holdings Parent, Inc 31
671 Conmed Corp 46
4,527 (a) Cooper Cos, Inc 416
567 (a) Corvel Corp 63
1,273 (a) Cross Country Healthcare, Inc 23
1,250 (a) CryoLife, Inc 36
29,600 CVS Health Corp 1,329
1,145 (a) DaVita, Inc 171
792 (a) Definitive Healthcare Corp 3
5,191 Dentsply Sirona, Inc 99
9,365 (a) DexCom, Inc 728
2,001 (a),(b) DocGo, Inc 8
2,649 (a) Doximity, Inc 141
13,951 (a) Edwards Lifesciences Corp 1,033
5,393 Elevance Health, Inc 1,989
286 Embecta Corp 6
2,399 Encompass Health Corp 222
1,534 (a) Enhabit, Inc 12
1,154 (a) Enovis Corp 51
1,277 Ensign Group, Inc 170
3,894 (a) Envista Holdings Corp 75
2,165 (a) Evolent Health, Inc 24
604 (a),(b) Fulgent Genetics, Inc 11
10,023 GE HealthCare Technologies, Inc 784
290 (a) GeneDx Holdings Corp 22
1,276 (a) Glaukos Corp 191
2,572 (a) Globus Medical, Inc 213
2,679 (a) Guardant Health, Inc 82

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
967 (a) Haemonetics Corp $ 76
4,419 HCA, Inc 1,326
1,262 (a) Health Catalyst, Inc 9
1,908 (a) HealthEquity, Inc 183
1,071 HealthStream, Inc 34
3,070 (a) Henry Schein, Inc 212
4,521 (a) Hims & Hers Health, Inc 109
4,962 (a) Hologic, Inc 358
2,729 Humana, Inc 692
588 (a) ICU Medical, Inc 91
1,962 (a) IDEXX Laboratories, Inc 811
1,298 (a) Inari Medical, Inc 66
1,801 (a) InfuSystem Holdings, Inc 15
2,055 (a) Inmode Ltd 34
316 (a) Innovage Holding Corp 1
672 (a) Inogen, Inc 6
734 (a) Inspire Medical Systems, Inc 136
1,673 (a) Insulet Corp 437
935 (a) Integer Holdings Corp 124
1,812 (a) Integra LifeSciences Holdings Corp 41
8,132 (a) Intuitive Surgical, Inc 4,245
402 iRadimed Corp 22
818 (a) iRhythm Technologies, Inc 74
390 (a) Joint Corp 4
1,982 Labcorp Holdings, Inc 455
1,538 (a) Lantheus Holdings, Inc 138
562 LeMaitre Vascular, Inc 52
1,759 (a) LifeStance Health Group, Inc 13
874 (a) LivaNova plc 40
951 (a) Masimo Corp 157
3,009 McKesson Corp 1,715
29,677 Medtronic plc 2,371
1,360 (a) Merit Medical Systems, Inc 132
426 (a),(b) ModivCare, Inc 5
1,325 (a) Molina Healthcare, Inc 386
1,138 (a),(b) Nano-X Imaging Ltd 8
212 National Healthcare Corp 23
357 National Research Corp 6
5,732 (a) Neogen Corp 70
3,250 (a) NeoGenomics, Inc 54
1,074 (a) Nevro Corp 4
2,637 (a) Novocure Ltd 79
1,291 (a) Omnicell, Inc 57
13,300 (a),(b) Opko Health, Inc 20
578 (a) OptimizeRx Corp 3
3,932 (a) Option Care Health, Inc 91
2,181 (a) OraSure Technologies, Inc 8
945 (a) Orthofix Medical, Inc 17
357 (a) OrthoPediatrics Corp 8
2,217 (a) Owens & Minor, Inc 29
593 (a) PACS Group, Inc 8
1,177 (a) Paragon 28, Inc 12
1,971 Patterson Cos, Inc 61
1,877 (a) Pediatrix Medical Group, Inc 25
942 (a) Pennant Group, Inc 25
903 (a) Penumbra, Inc 214
4,382 (a) Performant Financial Corp 13
1,246 (a) Phreesia, Inc 31
2,266 Premier, Inc 48
2,886 (a) Privia Health Group, Inc 56
670 (a) PROCEPT BioRobotics Corp 54
1,851 (a) Progyny, Inc 32

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
HEALTH CARE EQUIPMENT & SERVICES (continued)
711 (a) Pulmonx Corp $ 5
324 (a),(b) Pulse Biosciences, Inc 6
2,585 Quest Diagnostics, Inc 390
1,394 (a) QuidelOrtho Corp 62
1,510 (a) RadNet, Inc 105
3,423 Resmed, Inc 783
558 (a) RxSight, Inc 19
448 (a),(b) Sanara Medtech, Inc 15
1,342 (a) Schrodinger, Inc 26
1,967 Select Medical Holdings Corp 37
815 (a) SI-BONE, Inc 11
414 Simulations Plus, Inc 12
3,381 (a) Solventum Corp 223
1,339 (a) STAAR Surgical Co 33
2,266 STERIS plc 466
8,287 Stryker Corp 2,984
1,791 (a) Surgery Partners, Inc 38
516 (a) SurModics, Inc 20
468 (a) Tactile Systems Technology, Inc 8
1,480 (a) Tandem Diabetes Care, Inc 53
4,752 (a) Teladoc Health, Inc 43
1,106 Teleflex, Inc 197
2,281 (a) Tenet Healthcare Corp 288
839 (a) TransMedics Group, Inc 52
803 (a) Treace Medical Concepts, Inc 6
105 (a) UFP Technologies, Inc 26
21,335 UnitedHealth Group, Inc 10,793
1,487 Universal Health Services, Inc (Class B) 267
468 US Physical Therapy, Inc 42
149 Utah Medical Products, Inc 9
1,492 (a) Varex Imaging Corp 22
3,417 (a) Veeva Systems, Inc 718
1,211 (a) Waystar Holding Corp 44
4,620 Zimmer Biomet Holdings, Inc 488
56 (a) Zimvie, Inc 1
1,048 (a),(b) Zynex, Inc 8
TOTAL HEALTH CARE EQUIPMENT & SERVICES 56,378
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
3,194 (a) BellRing Brands, Inc 241
400 (a) Central Garden & Pet Co 16
522 (a) Central Garden and Pet Co (Class A) 17
5,588 Church & Dwight Co, Inc 585
2,906 Clorox Co 472
18,857 Colgate-Palmolive Co 1,714
9,161 (a) Coty, Inc 64
1,561 Edgewell Personal Care Co 53
1,333 (a) elf Beauty, Inc 167
952 Energizer Holdings, Inc 33
5,675 Estee Lauder Cos (Class A) 426
622 (a) Herbalife Ltd 4
2,283 (a) Honest Co, Inc 16
345 Inter Parfums, Inc 45
45,115 Kenvue, Inc 963
7,775 Kimberly-Clark Corp 1,019
366 (a) Medifast, Inc 6
537 (a) Nature's Sunshine Products, Inc 8
142 Nu Skin Enterprises, Inc (Class A) 1
3,350 (a) Olaplex Holdings, Inc 6
54,675 Procter & Gamble Co 9,166
1,260 Reynolds Consumer Products, Inc 34
637 Spectrum Brands Holdings, Inc 54
426 (a) USANA Health Sciences, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
HOUSEHOLD & PERSONAL PRODUCTS (continued)
292 WD-40 Co $ 71
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,196
INSURANCE - 2.2%
12,535 Aflac, Inc 1,297
6,082 Allstate Corp 1,173
1,747 (a) AMBAC Financial Group, Inc 22
1,653 American Financial Group, Inc 226
14,083 American International Group, Inc 1,025
782 Amerisafe, Inc 40
4,538 Aon plc 1,630
8,391 Arch Capital Group Ltd 775
1,319 Assurant, Inc 281
1,075 Assured Guaranty Ltd 97
1,520 Axis Capital Holdings Ltd 135
628 (a) Bowhead Specialty Holdings, Inc 22
1,131 (a) Brighthouse Financial, Inc 54
5,625 Brown & Brown, Inc 574
1,510 (a) BRP Group, Inc 59
9,371 Chubb Ltd 2,589
3,675 Cincinnati Financial Corp 528
125 CNA Financial Corp 6
2,368 CNO Financial Group, Inc 88
406 Donegal Group, Inc (Class A) 6
198 Employers Holdings, Inc 10
180 (a) Enstar Group Ltd 58
950 Everest Re Group Ltd 344
496 F&G Annuities & Life, Inc 21
1,154 Fidelis Insurance Holdings Ltd 21
6,359 Fidelity National Financial, Inc 357
2,403 First American Financial Corp 150
5,680 Gallagher (Arthur J.) & Co 1,612
9,101 (a) Genworth Financial, Inc (Class A) 64
2,154 Globe Life, Inc 240
1,239 (a) GoHealth, Inc 17
512 (a) Goosehead Insurance, Inc 55
621 (a) Greenlight Capital Re Ltd (Class A) 9
875 (a) Hamilton Insurance Group Ltd 17
684 Hanover Insurance Group, Inc 106
6,950 Hartford Financial Services Group, Inc 760
290 (b) HCI Group, Inc 34
348 (a),(b) Hippo Holdings, Inc 9
1,627 Horace Mann Educators Corp 64
62 Investors Title Co 15
865 James River Group Holdings Ltd 4
1,595 Kemper Corp 106
544 Kinsale Capital Group, Inc 253
1,146 (a),(b) Lemonade, Inc 42
4,071 Lincoln National Corp 129
3,989 Loews Corp 338
288 (a) Markel Corp 497
11,377 Marsh & McLennan Cos, Inc 2,417
2,049 (a) MBIA, Inc 13
754 Mercury General Corp 50
12,743 Metlife, Inc 1,043
394 (a) NI Holdings, Inc 6
5,302 Old Republic International Corp 192
3,765 (a) Oscar Health, Inc 51
682 (a) Palomar Holdings, Inc 72
838 Primerica, Inc 227
5,600 Principal Financial Group 434
1,956 (a) ProAssurance Corp 31
13,463 Progressive Corp 3,226

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
INSURANCE (continued)
8,629 Prudential Financial, Inc $ 1,023
1,571 Reinsurance Group of America, Inc (Class A) 336
1,114 RenaissanceRe Holdings Ltd 277
795 RLI Corp 131
71 (a) Root, Inc 5
2,077 Ryan Specialty Holdings, Inc 133
192 Safety Insurance Group, Inc 16
1,288 Selective Insurance Group, Inc 120
3,622 (a) Selectquote, Inc 14
827 (a) SiriusPoint Ltd 14
648 (a) Skyward Specialty Insurance Group, Inc 33
815 Stewart Information Services Corp 55
1,255 Tiptree, Inc 26
5,369 Travelers Cos, Inc 1,293
416 (a),(b) Trupanion, Inc 20
844 United Fire Group, Inc 24
1,340 Universal Insurance Holdings, Inc 28
4,233 Unum Group 309
6,677 W.R. Berkley Corp 391
54 White Mountains Insurance Group Ltd 105
2,316 Willis Towers Watson plc 725
TOTAL INSURANCE 28,799
MATERIALS - 2.3%
889 AdvanSix, Inc 25
5,129 Air Products & Chemicals, Inc 1,488
2,805 Albemarle Corp 241
6,013 Alcoa Corp 227
2,848 (a) Allegheny Technologies, Inc 157
300 (a) Alpha Metallurgical Resources, Inc 60
34,519 Amcor plc 325
1,143 American Vanguard Corp 5
1,054 Aptargroup, Inc 166
19,068 (a) Arcadium Lithium plc 98
402 Arch Resources, Inc 57
4,201 Ardagh Metal Packaging S.A. 13
1,363 Ashland, Inc 97
1,916 (a) Aspen Aerogels, Inc 23
1,841 Avery Dennison Corp 344
2,152 Avient Corp 88
4,706 (a) Axalta Coating Systems Ltd 161
794 Balchem Corp 129
7,671 Ball Corp 423
2,439 Berry Global Group, Inc 158
1,280 Cabot Corp 117
984 Carpenter Technology Corp 167
2,649 Celanese Corp (Series A) 183
1,274 (a) Century Aluminum Co 23
3,983 CF Industries Holdings, Inc 340
3,126 Chemours Co 53
623 (a) Clearwater Paper Corp 19
9,729 (a) Cleveland-Cliffs, Inc 91
6,825 (a) Coeur Mining, Inc 39
2,747 Commercial Metals Co 136
1,021 Compass Minerals International, Inc 11
2,037 (a) Constellium SE 21
99 (a),(b) Contango ORE, Inc 1
15,753 Corteva, Inc 897
16,143 CRH plc 1,494
2,539 Crown Holdings, Inc 210
14,842 Dow, Inc 596
9,406 DuPont de Nemours, Inc 717
893 Eagle Materials, Inc 220

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
2,218 Eastman Chemical Co $ 203
5,803 Ecolab, Inc 1,360
890 (a) Ecovyst, Inc 7
6,085 Element Solutions, Inc 155
2,829 FMC Corp 137
33,653 Freeport-McMoRan, Inc (Class B) 1,281
5,360 Graphic Packaging Holding Co 146
563 Greif, Inc (Class A) 34
203 Greif, Inc (Class B) 14
1,239 H.B. Fuller Co 84
461 Hawkins, Inc 57
16,414 Hecla Mining Co 81
3,500 Huntsman Corp 63
5,121 (a) i-80 Gold Corp 2
915 (a) Ingevity Corp 37
586 Innospec, Inc 64
5,713 International Flavors & Fragrances, Inc 483
8,369 International Paper Co 450
362 (a) Intrepid Potash, Inc 8
1,480 (a),(b) Ivanhoe Electric, Inc 11
381 Kaiser Aluminum Corp 27
1,339 (a) Knife River Corp 136
850 Koppers Holdings, Inc 27
893 Kronos Worldwide, Inc 9
11,217 (a) Linde plc 4,696
1,438 Louisiana-Pacific Corp 149
952 (a) LSB Industries, Inc 7
6,532 LyondellBasell Industries NV 485
1,440 Martin Marietta Materials, Inc 744
467 Materion Corp 46
1,284 (a) Metals Acquisition Ltd 14
758 Minerals Technologies, Inc 58
6,770 Mosaic Co 166
2,475 (a),(b) MP Materials Corp 39
871 Myers Industries, Inc 10
126 NewMarket Corp 67
26,413 Newmont Goldcorp Corp 983
192 (a) Novagold Resources, Inc 1
5,305 Nucor Corp 619
3,476 (a) O-I Glass, Inc 38
2,933 Olin Corp 99
395 Olympic Steel, Inc 13
2,087 Orion S.A. 33
2,020 Packaging Corp of America 455
728 Pactiv Evergreen, Inc 13
3,762 (a) Perimeter Solutions, Inc 48
464 (a),(b) Piedmont Lithium, Inc 4
5,413 PPG Industries, Inc 647
2,935 (a),(b) PureCycle Technologies, Inc 30
182 Quaker Chemical Corp 26
139 Ramaco Resources, Inc 1
646 Ramaco Resources, Inc 7
821 (a) Ranpak Holdings Corp 6
1,744 (a) Rayonier Advanced Materials, Inc 14
1,304 Reliance Steel & Aluminum Co 351
1,545 Royal Gold, Inc 204
2,901 RPM International, Inc 357
592 Ryerson Holding Corp 11
941 Schnitzer Steel Industries, Inc (Class A) 14
1,637 Schweitzer-Mauduit International, Inc 18
1,019 Scotts Miracle-Gro Co (Class A) 68
3,590 Sealed Air Corp 121

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
MATERIALS (continued)
1,015 Sensient Technologies Corp $ 72
5,396 Sherwin-Williams Co 1,834
1,821 Silgan Holdings, Inc 95
11,635 Smurfit WestRock plc 627
1,372 Sonoco Products Co 67
2,211 Southern Copper Corp 201
3,190 SSR Mining, Inc 22
3,027 Steel Dynamics, Inc 345
479 Stepan Co 31
3,454 (a) Summit Materials, Inc 175
2,524 SunCoke Energy, Inc 27
905 Sylvamo Corp 71
1,535 (a) TimkenSteel Corp 22
1,164 (a) Tredegar Corp 9
361 Trimas Corp 9
2,830 Tronox Holdings plc 28
330 United States Lime & Minerals, Inc 44
5,082 United States Steel Corp 173
508 (a) Universal Stainless & Alloy 22
2,694 Vulcan Materials Co 693
1,235 Warrior Met Coal, Inc 67
532 Westlake Chemical Corp 61
858 Worthington Steel, Inc 27
TOTAL MATERIALS 29,880
MEDIA & ENTERTAINMENT - 8.0%
1,783 (a) Advantage Solutions, Inc 5
112,322 Alphabet, Inc 21,391
136,056 Alphabet, Inc (Class A) 25,755
6,627 (a) AMC Entertainment Holdings, Inc 26
921 (a) AMC Networks, Inc 9
428 (a),(b) Atlanta Braves Holdings, Inc 17
1,596 (a) Atlanta Braves Holdings, Inc 61
353 (a) Boston Omaha Corp 5
2,348 (a) Bumble, Inc 19
52 Cable One, Inc 19
1,394 (a) Cargurus, Inc 51
2,223 (a) Cars.com, Inc 39
2,253 (a) Charter Communications, Inc 772
2,354 (a) Cinemark Holdings, Inc 73
10,518 (a) Clear Channel Outdoor Holdings, Inc 14
89,082 Comcast Corp (Class A) 3,343
46 (a) Daily Journal Corp 26
2,037 (a) EchoStar Corp (Class A) 47
6,010 Electronic Arts, Inc 879
2,637 Entravision Communications Corp (Class A) 6
2,165 (a) Eventbrite, Inc 7
452 (a) EverQuote, Inc 9
5,304 Fox Corp (Class A) 258
2,915 Fox Corp (Class B) 133
7,295 (a),(b) fuboTV, Inc 9
4,050 (a) Gannett Co, Inc 21
2,117 Gray Television, Inc 7
828 (a) Grindr, Inc 15
2,290 (a) IAC, Inc 99
405 (a),(b) Ibotta, Inc 26
1,677 (a) IMAX Corp 43
1,209 (a) Integral Ad Science Holding Corp 13
9,042 Interpublic Group of Cos, Inc 253
599 John Wiley & Sons, Inc (Class A) 26
2,579 (a) Liberty Broadband Corp 193
337 (a) Liberty Broadband Corp (Class A) 25
300 (a) Liberty Media Corp-Liberty Formula One (Class A) 25

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
MEDIA & ENTERTAINMENT (continued)
4,440 (a) Liberty Media Corp-Liberty Formula One (Class C) $ 411
489 (a) Liberty Media Corp-Liberty Live (Class A) 33
1,236 (a) Liberty Media Corp-Liberty Live (Class C) 84
2,000 (a),(b) Lions Gate Entertainment Corp (Class A) 17
3,835 (a) Lions Gate Entertainment Corp (Class B) 29
3,587 (a) Live Nation, Inc 465
832 (a) Madison Square Garden Entertainment Corp 30
456 (a) Madison Square Garden Sports Corp 103
3,683 (a) Magnite, Inc 59
736 Marcus Corp 16
6,357 (a) Match Group, Inc 208
494 (a) MediaAlpha, Inc 6
50,724 Meta Platforms, Inc 29,699
2,069 (a) National CineMedia, Inc 14
9,879 (a) NetFlix, Inc 8,805
3,543 New York Times Co (Class A) 184
9,283 News Corp (Class A) 256
3,112 News Corp (Class B) 95
805 Nexstar Media Group, Inc 127
3,861 (a) Nextdoor Holdings, Inc 9
4,429 Omnicom Group, Inc 381
244 Paramount Global (Class A) 5
12,438 Paramount Global (Class B) 130
14,078 (a) Pinterest, Inc 408
2,020 (a) Playstudios, Inc 4
2,676 Playtika Holding Corp 19
1,094 (a) PubMatic, Inc 16
1,192 (a) QuinStreet, Inc 28
12,180 (a) ROBLOX Corp 705
3,076 (a) Roku, Inc 229
1,096 Scholastic Corp 23
719 Shutterstock, Inc 22
132 Sinclair, Inc 2
4,996 (b) Sirius XM Holdings, Inc 114
832 (a),(b) Sphere Entertainment Co 34
3,413 (a) Spotify Technology S.A. 1,527
1,585 (a) Stagwell, Inc 10
3,971 (a) Take-Two Interactive Software, Inc 731
708 (a) TechTarget, Inc 14
3,825 TEGNA, Inc 70
612 (a) Thryv Holdings, Inc 9
1,894 (a) TKO Group Holdings, Inc 269
2,932 (a) TripAdvisor, Inc 43
2,406 (a) TrueCar, Inc 9
1,384 (a) Trump Media & Technology Group Corp 47
3,939 (a) Vimeo, Inc 25
42,011 Walt Disney Co 4,678
59,079 (a) Warner Bros Discovery, Inc 625
1,263 (a) WideOpenWest, Inc 6
2,109 (a) Yelp, Inc 82
1,245 (a) Ziff Davis, Inc 68
1,977 (a) ZipRecruiter, Inc 14
7,616 (a) ZoomInfo Technologies, Inc 80
TOTAL MEDIA & ENTERTAINMENT 104,796
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
2,501 (a) 10X Genomics, Inc 36
670 (a),(b) 2seventy bio, Inc 2
524 (a) 4D Molecular Therapeutics, Inc 3
1,639 (a) 89bio, Inc 13
41,027 AbbVie, Inc 7,290
2,591 (a) Acadia Pharmaceuticals, Inc 48
3,224 (a) Adaptive Biotechnologies Corp 19

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
988 (a) ADC Therapeutics S.A. $ 2
4,828 (a) ADMA Biologics, Inc 83
3,618 (a) Adverum Biotechnologies, Inc 17
6,805 Agilent Technologies, Inc 914
1,033 (a) Agios Pharmaceuticals, Inc 34
1,191 (a) Akero Therapeutics, Inc 33
1,235 (a) Aldeyra Therapeutics, Inc 6
1,504 (a) Alector, Inc 3
4,357 (a) Alkermes plc 125
2,417 (a),(b) Allogene Therapeutics, Inc 5
2,864 (a) Alnylam Pharmaceuticals, Inc 674
1,340 (a),(b) Altimmune, Inc 10
515 (a),(b) ALX Oncology Holdings, Inc 1
12,408 Amgen, Inc 3,234
8,241 (a) Amicus Therapeutics, Inc 78
2,888 (a) Amneal Pharmaceuticals, Inc 23
766 (a) Amphastar Pharmaceuticals, Inc 28
679 (a) AnaptysBio, Inc 9
1,840 (a),(b) Anavex Life Sciences Corp 20
292 (a) ANI Pharmaceuticals, Inc 16
566 (a) Anika Therapeutics, Inc 9
612 (a) Annexon, Inc 3
2,514 (a) Apellis Pharmaceuticals, Inc 80
1,104 (a) Apogee Therapeutics, Inc 50
2,146 (a) Applied Therapeutics, Inc 2
2,291 (a) Arbutus Biopharma Corp 7
798 (a) Arcellx, Inc 61
625 (a) Arcturus Therapeutics Holdings, Inc 11
1,321 (a) Arcus Biosciences, Inc 20
2,006 (a) Arcutis Biotherapeutics, Inc 28
5,648 (a) Ardelyx, Inc 29
873 (a) ArriVent Biopharma, Inc 23
2,078 (a) Arrowhead Pharmaceuticals, Inc 39
998 (a) ARS Pharmaceuticals, Inc 11
1,292 (a) Arvinas, Inc 25
2,552 (a) Astria Therapeutics, Inc 23
1,878 (a) Atea Pharmaceuticals, Inc 6
478 (a) Aura Biosciences, Inc 4
3,648 (a) Aurinia Pharmaceuticals, Inc 33
2,201 (a) Avadel Pharmaceuticals plc 23
15,985 (a) Avantor, Inc 337
1,798 (a) Avid Bioservices, Inc 22
2,408 (a) Avidity Biosciences, Inc 70
854 (a) Axsome Therapeutics, Inc 72
1,758 (a) Beam Therapeutics, Inc 44
5,428 (a) BioCryst Pharmaceuticals, Inc 41
3,499 (a) Biogen, Inc 535
1,812 (a) Biohaven Ltd 68
681 (a) BioLife Solutions, Inc 18
4,536 (a) BioMarin Pharmaceutical, Inc 298
527 (a),(b) Biomea Fusion, Inc 2
536 (a) Bio-Rad Laboratories, Inc (Class A) 176
4,009 Bio-Techne Corp 289
1,361 (a) Blueprint Medicines Corp 119
3,248 (a) Bridgebio Pharma, Inc 89
46,908 Bristol-Myers Squibb Co 2,653
1,501 (a) Brooks Automation, Inc 75
2,425 Bruker BioSciences Corp 142
789 (a) C4 Therapeutics, Inc 3
463 (a),(b) Cabaletta Bio, Inc 1
1,462 (a) CareDx, Inc 31
696 (a) Cargo Therapeutics, Inc 10

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
1,471 (a),(b) Caribou Biosciences, Inc $ 2
1,147 (a),(b) Cassava Sciences, Inc 3
1,670 (a) Catalyst Pharmaceuticals, Inc 35
1,296 (a) Celldex Therapeutics, Inc 33
10,064 (a) Century Therapeutics, Inc 10
1,397 (a) CG oncology, Inc 40
1,251 (a) Charles River Laboratories International, Inc 231
1,163 (a),(c) Chinook Therapeutics, Inc 0^
1,647 (a) Codexis, Inc 8
1,061 (a) Cogent Biosciences, Inc 8
877 (a) Collegium Pharmaceutical, Inc 25
7,441 (a) Compass Therapeutics, Inc 11
766 (a),(b) Corbus Pharmaceuticals Holdings, Inc 9
1,695 (a) Corcept Therapeutics, Inc 85
1,679 (a) CorMedix, Inc 14
1,406 (a) Crinetics Pharmaceuticals, Inc 72
1,192 (a) CryoPort, Inc 9
660 (a) Cullinan Oncology, Inc 8
3,007 (a) Cytek Biosciences, Inc 20
2,661 (a) Cytokinetics, Inc 125
14,873 Danaher Corp 3,414
731 (a) Day One Biopharmaceuticals, Inc 9
2,697 (a) Denali Therapeutics, Inc 55
890 (a) Design Therapeutics, Inc 5
472 (a) Disc Medicine, Inc 30
3,515 (a) Dynavax Technologies Corp 45
1,929 (a) Dyne Therapeutics, Inc 45
1,694 (a) Edgewise Therapeutics, Inc 45
2,042 (a) Editas Medicine, Inc 3
12,879 (a) Elanco Animal Health, Inc 156
10,374 (a) Elevation Oncology, Inc 6
18,525 Eli Lilly & Co 14,301
648 (a) Enanta Pharmaceuticals, Inc 4
619 (a),(b) Enliven Therapeutics, Inc 14
66 (a) Entrada Therapeutics, Inc 1
2,249 (a) Erasca, Inc 6
11,962 (a),(b) Esperion Thereapeutics, Inc 26
702 (a) Evolus, Inc 8
4,063 (a) Exact Sciences Corp 228
6,181 (a) Exelixis, Inc 206
690 (a),(b) EyePoint Pharmaceuticals, Inc 5
2,368 (a) Fate Therapeutics, Inc 4
1,545 (a),(b) Fennec Pharmaceuticals, Inc 10
6,445 (a) Fluidigm Corp 11
505 (a) Foghorn Therapeutics, Inc 2
2,432 (a) Fortrea Holdings, Inc 45
1,233 (a) Generation Bio Co 1
12,566 (a) Geron Corp 44
28,992 Gilead Sciences, Inc 2,678
677 (a),(b) GRAIL, Inc 12
3,178 (a) Halozyme Therapeutics, Inc 152
588 (a) Harmony Biosciences Holdings, Inc 20
690 (a) Harrow Health, Inc 23
1,780 (a) Ideaya Biosciences, Inc 46
229 (a),(b) IGM Biosciences, Inc 1
3,828 (a) Illumina, Inc 512
3,364 (a) ImmunityBio, Inc 9
1,224 (a) Immunome, Inc 13
1,107 (a) Immunovant, Inc 27
3,604 (a) Incyte Corp 249
203 (a) Inhibrx Biosciences, Inc 3
813 (a),(c) Inhibrx, Inc 1

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,407 (a) Innoviva, Inc $ 42
4,356 (a) Inozyme Pharma, Inc 12
3,700 (a) Insmed, Inc 255
2,093 (a) Intellia Therapeutics, Inc 24
2,522 (a) Intra-Cellular Therapies, Inc 211
3,279 (a) Ionis Pharmaceuticals, Inc 115
7,077 (a) Iovance Biotherapeutics, Inc 52
4,241 (a) IQVIA Holdings, Inc 833
4,209 (a) Ironwood Pharmaceuticals, Inc 19
572 (a) iTeos Therapeutics, Inc 4
17 (a) Janux Therapeutics, Inc 1
1,189 (a) Jazz Pharmaceuticals plc 146
55,558 Johnson & Johnson 8,035
487 (a) KalVista Pharmaceuticals, Inc 4
400 (a) Keros Therapeutics, Inc 6
706 (a) Kiniksa Pharmaceuticals Ltd 14
988 (a) Kodiak Sciences, Inc 10
486 (a) Krystal Biotech, Inc 76
1,654 (a) Kura Oncology, Inc 14
969 (a) Kymera Therapeutics, Inc 39
1,763 (a),(b) Lexicon Pharmaceuticals, Inc 1
484 (a) Ligand Pharmaceuticals, Inc (Class B) 52
1,283 (a) Liquidia Corp 15
4,069 (a) Lyell Immunopharma, Inc 3
1,721 (a) MacroGenics, Inc 6
418 (a) Madrigal Pharmaceuticals, Inc 129
569 (a) Magenta Therapeutics, Inc 12
7,710 (a) MannKind Corp 50
3,088 (a) Maravai LifeSciences Holdings, Inc 17
2,546 (a) MaxCyte, Inc 11
609 (a) Medpace Holdings, Inc 202
548 (a) MeiraGTx Holdings plc 3
58,680 Merck & Co, Inc 5,837
126 Mesa Laboratories, Inc 17
497 (a) Mettler-Toledo International, Inc 608
3,231 (a) MiMedx Group, Inc 31
1,248 (a) Mineralys Therapeutics, Inc 15
392 (a) Mirum Pharmaceuticals, Inc 16
7,760 (a) Moderna, Inc 323
213 (a),(b) Monte Rosa Therapeutics, Inc 1
2,502 (a) Myriad Genetics, Inc 34
2,717 (a) Natera, Inc 430
176 (a) Nektar Therapeutics 0^
2,003 (a),(b) Neumora Therapeutics, Inc 21
2,255 (a) Neurocrine Biosciences, Inc 308
881 (a) Nkarta, Inc 2
3,954 (a) Novavax, Inc 32
1,379 (a) Nurix Therapeutics, Inc 26
786 (a) Nuvalent, Inc 62
4,458 (a) Nuvation Bio, Inc 12
2,032 (a) Ocular Therapeutix, Inc 17
685 (a) Olema Pharmaceuticals, Inc 4
296 (a),(b) Omeros Corp 3
183 (a),(c) OmniAb Operations, Inc 0^
183 (a),(c) OmniAb Operations, Inc 0^
2,373 (a) OmniAb, Inc 8
1,103 (a) Organogenesis Holdings, Inc 4
5,283 Organon & Co 79
1,309 (a) ORIC Pharmaceuticals, Inc 11
5,028 (a) Ovid therapeutics, Inc 5
1,343 (a) Pacira BioSciences, Inc 25
3,028 PerkinElmer, Inc 338

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,985 Perrigo Co plc $ 77
282 (a) Perspective Therapeutics, Inc 1
132,045 Pfizer, Inc 3,503
575 (a),(b) Phathom Pharmaceuticals, Inc 5
720 Phibro Animal Health Corp 15
1,499 (a) Pliant Therapeutics, Inc 20
17 (a) Poseida Therapeutics, Inc 0^
411 (a) Praxis Precision Medicines, Inc 32
2,435 (a),(b) Precigen, Inc 3
998 (a) Prestige Consumer Healthcare, Inc. 78
1,074 (a),(b) Prime Medicine, Inc 3
1,636 (a),(b) ProKidney Corp 3
1,206 (a) Protagonist Therapeutics, Inc 47
1,011 (a) Prothena Corp plc 14
2,011 (a) PTC Therapeutics, Inc 91
5,325 QIAGEN NV 237
914 (a) Quanterix Corp 10
2,497 (a),(b) Quantum-Si, Inc 7
524 (a) RAPT Therapeutics, Inc 1
5,158 (a),(b) Recursion Pharmaceuticals, Inc 35
2,415 (a) Regeneron Pharmaceuticals, Inc 1,720
1,062 (a) REGENXBIO, Inc 8
2,088 (a) Relay Therapeutics, Inc 9
1,424 (a) Repligen Corp 205
699 (a) Replimune Group, Inc 8
4,808 (a) Revance Therapeutics, Inc 15
3,678 (a) REVOLUTION Medicines, Inc 161
1,363 (a) Rhythm Pharmaceuticals, Inc 76
1,412 (a) Rocket Pharmaceuticals, Inc 18
9,510 (a) Roivant Sciences Ltd 112
8,941 Royalty Pharma plc 228
1,665 (a) Sage Therapeutics, Inc 9
2,386 (a),(b) Sana Biotechnology, Inc 4
2,126 (a) Sarepta Therapeutics, Inc 258
1,423 (a) Scholar Rock Holding Corp 61
1,913 SIGA Technologies, Inc 11
527 (a) Soleno Therapeutics, Inc 24
1,610 (a),(c) Sorrento Therapeutics, Inc 1
2,303 (a) Sotera Health Co 32
1,868 (a) SpringWorks Therapeutics, Inc 67
830 (a) Spyre Therapeutics, Inc 19
519 (a) Stoke Therapeutics, Inc 6
811 (a),(b) Summit Therapeutics, Inc 14
1,648 (a) Supernus Pharmaceuticals, Inc 60
1,211 (a) Sutro Biopharma, Inc 2
1,544 (a) Syndax Pharmaceuticals, Inc 20
1,233 (a) Tango Therapeutics, Inc 4
457 (a) Tarsus Pharmaceuticals, Inc 25
10,142 (a),(b) Taysha Gene Therapies, Inc 18
285 (a),(b) Tenaya Therapeutics, Inc 0^
1,158 (a) Terns Pharmaceuticals, Inc 6
2,464 (a) TG Therapeutics, Inc 74
1,625 (a) Theravance Biopharma, Inc 15
8,836 Thermo Fisher Scientific, Inc 4,597
198 (a) Tourmaline Bio, Inc 4
1,469 (a) Travere Therapeutics, Inc 26
9,226 (a) Trevi Therapeutics, Inc 38
1,447 (a) Twist Bioscience Corp 67
1,912 (a) Ultragenyx Pharmaceutical, Inc 80
1,053 (a) United Therapeutics Corp 372
79 (a),(b) UroGen Pharma Ltd 1
1,691 (a) Vanda Pharmaceuticals, Inc 8

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,816 (a) Vaxcyte, Inc $ 231
1,336 (a) Ventyx Biosciences, Inc 3
1,060 (a) Vera Therapeutics, Inc 45
1,983 (a) Veracyte, Inc 79
1,345 (a) Vericel Corp 74
5,979 (a) Vertex Pharmaceuticals, Inc 2,408
1,473 (a) Verve Therapeutics, Inc 8
25,792 Viatris, Inc 321
2,550 (a) Viking Therapeutics, Inc 103
1,798 (a) Vir Biotechnology, Inc 13
699 (a) Viridian Therapeutics, Inc 13
842 (a) Voyager Therapeutics, Inc 5
1,415 (a) Waters Corp 525
1,512 (a) WaVe Life Sciences Ltd 19
10,684 (a) Werewolf Therapeutics, Inc 16
1,695 West Pharmaceutical Services, Inc 555
1,460 (a) Xencor, Inc 34
3,592 (a) Xeris Biopharma Holdings, Inc 12
527 (a) XOMA Corp 14
959 (a) Y-mAbs Therapeutics, Inc 8
975 (a) Zentalis Pharmaceuticals, Inc 3
1,687 (a) Zevra Therapeutics, Inc 14
10,539 Zoetis, Inc 1,717
1,416 (a) Zymeworks, Inc 21
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 79,119
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a),(b) American Realty Investors, Inc 18
3,279 (a) Anywhere Real Estate, Inc 11
7,050 (a) CBRE Group, Inc 926
7,243 (a) Compass, Inc 42
9,436 (a) CoStar Group, Inc 676
3,593 (a) Cushman & Wakefield plc 47
1,858 (b) eXp World Holdings, Inc 21
400 (a) Forestar Group, Inc 10
618 (a) FRP Holdings, Inc 19
418 (a) Howard Hughes Holdings, Inc 32
1,114 (a) Jones Lang LaSalle, Inc 282
2,815 Kennedy-Wilson Holdings, Inc 28
569 Marcus & Millichap, Inc 22
187 (a) Maui Land & Pineapple Co, Inc 4
1,819 Newmark Group, Inc 23
16,510 (a),(b) Opendoor Technologies, Inc 26
732 (a) Re/Max Holdings, Inc 8
2,849 (a) Real Brokerage, Inc 13
3,100 (a) Redfin Corp 24
283 RMR Group, Inc 6
46 (a) Seaport Entertainment Group, Inc 1
1,023 St. Joe Co 46
134 (a) Stratus Properties, Inc 3
834 (a) Tejon Ranch Co 13
1,079 (a) Zillow Group, Inc (Class A) 77
3,355 (a) Zillow Group, Inc (Class C) 249
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
1,170 (a) ACM Research, Inc 18
37,229 (a) Advanced Micro Devices, Inc 4,497
686 (a),(b) Aehr Test Systems 12
1,709 (a) Allegro MicroSystems, Inc 37
844 (a) Alpha & Omega Semiconductor Ltd 31
1,114 (a) Ambarella, Inc 81
2,094 Amkor Technology, Inc 54
11,481 Analog Devices, Inc 2,439

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
19,403 Applied Materials, Inc $ 3,156
2,501 (a) Astera Labs, Inc 331
865 (a) Axcelis Technologies, Inc 61
105,207 Broadcom, Inc 24,391
839 (a) Ceva, Inc 27
1,288 (a) Cirrus Logic, Inc 128
1,495 (a) Cohu, Inc 40
3,223 (a) Credo Technology Group Holding Ltd 217
1,395 (a) Diodes, Inc 86
3,032 (a) Enphase Energy, Inc 208
3,205 Entegris, Inc 318
2,410 (a) First Solar, Inc 425
1,470 (a) Formfactor, Inc 65
2,356 (a) GLOBALFOUNDRIES, Inc 101
660 (a) Ichor Holdings Ltd 21
551 (a) Impinj, Inc 80
2,443 (a),(b) indie Semiconductor, Inc 10
98,678 Intel Corp 1,979
3,111 KLA Corp 1,960
1,055 Kulicke & Soffa Industries, Inc 49
30,080 Lam Research Corp 2,173
3,496 (a) Lattice Semiconductor Corp 198
1,227 (a) MACOM Technology Solutions Holdings, Inc 159
19,929 Marvell Technology, Inc 2,201
2,280 (a) MaxLinear, Inc 45
12,445 Microchip Technology, Inc 714
25,445 Micron Technology, Inc 2,142
1,304 MKS Instruments, Inc 136
1,094 Monolithic Power Systems, Inc 647
2,707 (a),(b) Navitas Semiconductor Corp 10
127 NVE Corp 10
541,761 Nvidia Corp 72,753
9,760 (a) ON Semiconductor Corp 615
1,184 (a) Onto Innovation, Inc 197
1,181 (a) PDF Solutions, Inc 32
1,824 (a) Photronics, Inc 43
1,334 Power Integrations, Inc 82
2,106 (a) Qorvo, Inc 147
25,789 QUALCOMM, Inc 3,962
2,675 (a) Rambus, Inc 141
3,477 (a),(b) Rigetti Computing, Inc 53
1,701 (a) Semtech Corp 105
550 (a) Silicon Laboratories, Inc 68
434 (a) SiTime Corp 93
3,686 Skyworks Solutions, Inc 327
988 (a) SMART Global Holdings, Inc 19
553 (a) Synaptics, Inc 42
3,536 Teradyne, Inc 445
20,904 Texas Instruments, Inc 3,920
1,266 (a) Ultra Clean Holdings 46
1,018 Universal Display Corp 149
1,051 (a) Veeco Instruments, Inc 28
3,166 (a),(b) Wolfspeed, Inc 21
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 132,545
SOFTWARE & SERVICES - 11.7%
3,462 (a) 8x8, Inc 9
1,883 A10 Networks, Inc 35
14,516 Accenture plc 5,107
2,392 (a) ACI Worldwide, Inc 124
2,653 Adeia, Inc 37
10,243 (a) Adobe, Inc 4,555
410 (a) Agilysys, Inc 54

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
3,534 (a) Akamai Technologies, Inc $ 338
1,443 (a) Alarm.com Holdings, Inc 88
785 (a) Alkami Technology, Inc 29
1,317 (a) Altair Engineering, Inc 144
2,572 Amdocs Ltd 219
1,091 American Software, Inc (Class A) 12
1,464 (a) Amplitude, Inc 15
1,933 (a) Ansys, Inc 652
429 (a) Appfolio, Inc 106
1,178 (a) Appian Corp 39
1,825 (a),(b) Applied Digital Corp 14
5,972 (a) AppLovin Corp 1,934
2,178 (a) Asana, Inc 44
1,075 (a) ASGN, Inc 90
579 (a) Aspentech Corp 145
3,697 (a) Atlassian Corp Ltd 900
20,031 (a) Aurora Innovation, Inc 126
4,899 (a) Autodesk, Inc 1,448
2,977 (a) AvePoint, Inc 49
3,363 Bentley Systems, Inc 157
15,316 (a),(b) BigBear.ai Holdings, Inc 68
1,735 (a) BigCommerce Holdings, Inc 11
2,337 (a) BILL Holdings, Inc 198
976 (a) Blackbaud, Inc 72
1,613 (a) BlackLine, Inc 98
5,255 (a) Blend Labs, Inc 22
3,187 (a) Box, Inc 101
916 (a) Braze, Inc 38
1,740 (a) C3.ai, Inc 60
6,277 (a) Cadence Design Systems, Inc 1,886
10,087 (a) CCC Intelligent Solutions Holdings, Inc 118
1,164 (a) Cerence, Inc 9
4,114 (a) Cipher Mining, Inc 19
4,418 (a),(b) Cleanspark, Inc 41
1,700 Clear Secure, Inc 45
3,335 (a) Clearwater Analytics Holdings, Inc 92
6,719 (a) Cloudflare, Inc 723
11,550 Cognizant Technology Solutions Corp (Class A) 888
918 (a) Commvault Systems, Inc 139
4,952 (a) Confluent, Inc 138
415 (a) Consensus Cloud Solutions, Inc 10
4,248 (a) Core Scientific, Inc 60
711 (a) Couchbase, Inc 11
5,322 (a) Crowdstrike Holdings, Inc 1,821
713 (a) CS Disco, Inc 4
6,920 (a) Datadog, Inc 989
574 (a),(b) Digimarc Corp 21
2,598 (a),(b) Digital Turbine, Inc 4
1,349 (a) DigitalOcean Holdings, Inc 46
4,476 (a) DocuSign, Inc 403
1,364 Dolby Laboratories, Inc (Class A) 107
816 (a) Domo, Inc 6
3,008 (a) DoubleVerify Holdings, Inc 58
5,782 (a) Dropbox, Inc 174
2,166 (a),(b) D-Wave Quantum, Inc 18
5,390 (a) DXC Technology Co 108
6,245 (a) Dynatrace, Inc 339
5,822 (a) E2open Parent Holdings, Inc 15
648 (a) eGain Corp 4
1,802 (a) Elastic NV 179
553 (a) Enfusion, Inc 6
1,360 (a) EPAM Systems, Inc 318

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
918 (a) EverCommerce, Inc $ 10
544 (a) Fair Isaac Corp 1,083
3,179 (a) Fastly, Inc 30
2,029 (a) Five9, Inc 82
14,596 (a) Fortinet, Inc 1,379
4,300 (a) Freshworks, Inc 70
1,690 (a) Gartner, Inc 819
12,875 Gen Digital, Inc 353
2,273 (a) Gitlab, Inc 128
1,037 (a) Globant S.A. 222
3,291 (a) GoDaddy, Inc 650
1,385 (a) Grid Dynamics Holdings, Inc 31
1,964 (a) Guidewire Software, Inc 331
1,077 Hackett Group, Inc 33
2,494 (a) HashiCorp, Inc 85
1,173 (a) HubSpot, Inc 817
1,910 (a),(b) Hut 8 Corp 39
845 (a) Informatica, Inc 22
1,244 (a) Intapp, Inc 80
719 InterDigital, Inc 139
21,215 International Business Machines Corp 4,664
6,279 Intuit, Inc 3,946
1,710 (a) Jamf Holding Corp 24
10,934 (a) Kaltura, Inc 24
5,240 (a) Kyndryl Holdings, Inc 181
1,949 (a) LiveRamp Holdings, Inc 59
1,435 (a) Manhattan Associates, Inc 388
6,513 (a),(b) Marathon Digital Holdings, Inc 109
6,004 (a) Matterport, Inc 28
423 (a) MeridianLink, Inc 9
172,161 Microsoft Corp 72,566
3,805 (a),(b) MicroStrategy, Inc (Class A) 1,102
1,253 (a) Mitek Systems, Inc 14
1,657 (a) MongoDB, Inc 386
1,593 (a) N-able, Inc 15
1,586 (a) nCino OpCo, Inc 53
3,958 (a) NCR Corp 55
1,787 (a) NextNav, Inc 28
5,847 (a) Nutanix, Inc 358
3,458 (a) Okta, Inc 272
2,330 (a) Olo, Inc 18
678 (a) ON24, Inc 4
1,227 (a) OneSpan, Inc 23
661 (a) Ooma, Inc 9
36,277 Oracle Corp 6,045
2,082 (a),(b) Pagaya Technologies Ltd 19
2,372 (a) PagerDuty, Inc 43
46,063 (a) Palantir Technologies, Inc 3,484
14,967 (a) Palo Alto Networks, Inc 2,723
791 (b) Park City Group, Inc 17
1,232 Pegasystems, Inc 115
1,883 (a) Porch Group, Inc 9
2,527 (a) Procore Technologies, Inc 189
1,155 Progress Software Corp 75
1,099 (a) PROS Holdings, Inc 24
2,773 (a) PTC, Inc 510
1,569 (a) Q2 Holdings, Inc 158
889 (a) Qualys, Inc 125
1,695 (a) Rapid7, Inc 68
24 (a) Red Violet, Inc 1
992 (a) Rimini Street, Inc 3
2,462 (a) RingCentral, Inc 86

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
SOFTWARE & SERVICES (continued)
5,435 (a),(b) Riot Platforms, Inc $ 55
2,433 Roper Industries, Inc 1,265
21,382 Salesforce, Inc 7,149
766 Sapiens International Corp NV 21
1,037 (a) SEMrush Holdings, Inc 12
6,664 (a) SentinelOne, Inc 148
4,737 (a) ServiceNow, Inc 5,022
2,729 (a) Smartsheet, Inc 153
7,450 (a) Snowflake, Inc 1,150
1,484 SolarWinds Corp 21
7,118 (a),(b) SoundHound AI, Inc 141
356 (a) SoundThinking, Inc 5
2,308 (a) Sprinklr, Inc 19
1,316 (a) Sprout Social, Inc 40
900 (a) SPS Commerce, Inc 166
3,571 (a) Synopsys, Inc 1,733
2,968 (a) Tenable Holdings, Inc 117
2,794 (a) Teradata Corp 87
4,586 (a),(b) Terawulf, Inc 26
10,360 (a) Trade Desk, Inc 1,218
349 (a),(b) Tucows, Inc 6
3,496 (a) Twilio, Inc 378
964 (a) Tyler Technologies, Inc 556
8,946 (a) UiPath, Inc 114
2,160 (a) Unisys Corp 14
7,691 (a) Unity Software, Inc 173
2,560 (a) Varonis Systems, Inc 114
1,365 (a) Verint Systems, Inc 37
2,069 (a) VeriSign, Inc 428
1,293 (a) Vertex, Inc 69
305 (a) Viant Technology, Inc 6
1,154 (a) Weave Communications, Inc 18
4,941 (a) Workday, Inc 1,275
1,379 (a) Workiva, Inc 151
1,061 (a) Xperi, Inc 11
2,990 (a) Yext, Inc 19
4,295 (a) Zeta Global Holdings Corp 77
6,091 (a) Zoom Video Communications, Inc 497
2,147 (a) Zscaler, Inc 387
2,992 (a) Zuora, Inc 30
TOTAL SOFTWARE & SERVICES 153,277
TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
521 (a) 908 Devices, Inc 1
1,592 (a) ADTRAN Holdings, Inc 13
1,035 Advanced Energy Industries, Inc 120
267 (a) Aeva Technologies, Inc 1
27,483 Amphenol Corp (Class A) 1,909
331,395 Apple, Inc 82,988
278 (a) Applied Optoelectronics, Inc 10
23,524 (a) Arista Networks, Inc 2,600
2,522 (a) Arlo Technologies, Inc 28
1,286 (a) Arrow Electronics, Inc 146
223 (a) Aviat Networks, Inc 4
2,201 Avnet, Inc 115
650 Badger Meter, Inc 138
278 Bel Fuse, Inc (Class B) 23
1,128 Belden CDT, Inc 127
296 Benchmark Electronics, Inc 13
1,720 (a) Calix, Inc 60
3,116 CDW Corp 542
3,538 (a) Ciena Corp 300
92,287 Cisco Systems, Inc 5,463

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
365 (a) Clearfield, Inc $ 11
356 Climb Global Solutions, Inc 45
4,327 Cognex Corp 155
2,961 (a) Coherent Corp 281
4,830 (a) CommScope Holding Co, Inc 25
18,400 Corning, Inc 874
716 (a) Corsair Gaming, Inc 5
1,416 Crane NXT Co 82
725 CTS Corp 38
1,204 (a) Daktronics, Inc 20
6,393 Dell Technologies, Inc 737
600 (a) Diebold Nixdorf, Inc 26
759 (a) Digi International, Inc 23
1,285 (a),(b) Eastman Kodak Co 8
468 (a) ePlus, Inc 35
2,211 (a),(b) Evolv Technologies Holdings, Inc 9
3,100 (a) Extreme Networks, Inc 52
1,339 (a) F5 Networks, Inc 337
890 (a) Fabrinet 196
655 (a) FARO Technologies, Inc 17
3,142 (a) Harmonic, Inc 42
30,089 Hewlett Packard Enterprise Co 642
22,628 HP, Inc 738
1,475 Immersion Corp 13
5,792 (a),(b) Infinera Corp 38
633 (a) Insight Enterprises, Inc 96
4,661 (a),(b) IonQ, Inc 195
804 (a) IPG Photonics Corp 59
1,097 (a) Itron, Inc 119
2,345 Jabil Inc 337
7,287 Juniper Networks, Inc 273
3,876 (a) Keysight Technologies, Inc 623
1,038 (a) Kimball Electronics, Inc 19
3,025 (a) Knowles Corp 60
3,049 (a) Lightwave Logic, Inc 6
647 Littelfuse, Inc 153
1,893 (a) Lumentum Holdings, Inc 159
1,398 Methode Electronics, Inc 17
4,688 (a),(b) MicroVision, Inc 6
3,110 (a) Mirion Technologies, Inc 54
3,742 Motorola Solutions, Inc 1,730
856 Napco Security Technologies, Inc 30
4,872 NetApp, Inc 566
962 (a) Netgear, Inc 27
2,211 (a) Netscout Systems, Inc 48
1,072 (a) nLight, Inc 11
866 (a) Novanta, Inc 132
421 (a) OSI Systems, Inc 71
675 (a) PAR Technology Corp 49
430 PC Connection, Inc 30
597 (a) Plexus Corp 93
6,847 (a) Pure Storage, Inc 421
2,205 (a) Ribbon Communications, Inc 9
512 (a) Rogers Corp 52
1,353 (a) Sanmina Corp 102
958 (a) Scansource, Inc 45
3,094 (a) SmartRent, Inc 5
11,710 (a) Super Micro Computer, Inc 357
1,805 TD SYNNEX Corp 212
1,044 (a) Teledyne Technologies, Inc 485
5,586 (a) Trimble Inc 395
3,576 (a) TTM Technologies, Inc 89

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
379 (a) Turtle Beach Corp $ 7
43 Ubiquiti, Inc 14
1,951 (a) Viasat, Inc 17
7,253 (a) Viavi Solutions, Inc 73
3,447 Vishay Intertechnology, Inc 58
398 (a) Vishay Precision Group, Inc 9
3,896 Vontier Corp 142
7,611 (a) Western Digital Corp 454
2,578 Xerox Holdings Corp 22
1,166 (a) Zebra Technologies Corp (Class A) 450
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 107,431
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 13
2,810 (a),(b) AST SpaceMobile, Inc 59
164,892 AT&T, Inc 3,755
373 ATN International, Inc 6
669 (a) Bandwidth, Inc 11
883 Cogent Communications Group, Inc 68
5,461 (a) Frontier Communications Parent, Inc 190
3,118 (a),(c) GCI Liberty, Inc 0^
18,045 (a) Globalstar, Inc 37
1,217 (a),(b) Gogo, Inc 10
521 IDT Corp 25
3,101 Iridium Communications, Inc 90
1,033 (a) Liberty Global Ltd 14
3,981 (a) Liberty Global Ltd 51
1,581 (a) Liberty Latin America Ltd (Class A) 10
3,207 (a) Liberty Latin America Ltd (Class C) 20
24,010 (a) Lumen Technologies, Inc 127
1,561 Shenandoah Telecom Co 20
917 Spok Holdings, Inc 15
2,350 Telephone and Data Systems, Inc 80
11,115 T-Mobile US, Inc 2,453
97,486 Verizon Communications, Inc 3,898
TOTAL TELECOMMUNICATION SERVICES 10,952
TRANSPORTATION - 1.4%
272 (a) Air Transport Services Group, Inc 6
2,504 (a) Alaska Air Group, Inc 162
393 Allegiant Travel Co 37
205 (a),(b) Amerco, Inc 14
14,260 (a) American Airlines Group, Inc 249
349 ArcBest Corp 33
327 (a) Avis Budget Group, Inc 26
1,241 (a) Blade Air Mobility, Inc 5
2,767 CH Robinson Worldwide, Inc 286
1,032 Costamare, Inc 13
452 Covenant Logistics Group, Inc 25
44,289 CSX Corp 1,429
15,498 Delta Air Lines, Inc 938
3,272 Expeditors International Washington, Inc 362
5,161 FedEx Corp 1,452
613 Forward Air Corp 20
349 (a),(b) Frontier Group Holdings, Inc 3
1,539 FTAI Infrastructure, Inc 11
791 Genco Shipping & Trading Ltd 11
3,539 Golden Ocean Group Ltd 32
2,887 (a) GXO Logistics, Inc 126
1,188 Heartland Express, Inc 13
2,589 (a),(b) Hertz Global Holdings, Inc 10
1,520 Hub Group, Inc (Class A) 68
1,942 JB Hunt Transport Services, Inc 331
4,132 (a),(b) JetBlue Airways Corp 33

See Notes to Financial Statements
SHARES DESCRIPTION VALUE (000)
TRANSPORTATION (continued)
7,073 (a) Joby Aviation, Inc $ 58
1,392 (a) Kirby Corp 147
3,774 Knight-Swift Transportation Holdings, Inc 200
759 Landstar System, Inc 130
8,428 (a) Lyft, Inc (Class A) 109
29 Marten Transport Ltd 0^
754 Matson, Inc 102
5,281 Norfolk Southern Corp 1,239
4,545 Old Dominion Freight Line 802
1,449 (a) Radiant Logistics, Inc 10
2,690 (a) RXO, Inc 64
957 Ryder System, Inc 150
1,798 Safe Bulkers, Inc 6
580 (a) Saia, Inc 264
1,714 Schneider National, Inc 50
863 (a) Skywest, Inc 86
12,934 Southwest Airlines Co 435
295 (a) Sun Country Airlines Holdings, Inc 4
46,953 (a) Uber Technologies, Inc 2,832
2,032 U-Haul Holding Co 130
14,141 Union Pacific Corp 3,225
7,756 (a) United Airlines Holdings, Inc 753
16,819 United Parcel Service, Inc (Class B) 2,121
200 Universal Truckload Services, Inc 9
1,875 Werner Enterprises, Inc 67
2,690 (a) XPO, Inc 353
TOTAL TRANSPORTATION 19,041
UTILITIES - 2.2%
16,241 AES Corp 209
908 Allete, Inc 59
5,865 Alliant Energy Corp 347
925 (a) Altus Power, Inc 4
6,422 Ameren Corp 572
12,363 American Electric Power Co, Inc 1,140
1,272 American States Water Co 99
4,588 American Water Works Co, Inc 571
3,402 Atmos Energy Corp 474
1,516 Avista Corp 56
1,598 Black Hills Corp 94
1,772 (b) Brookfield Infrastructure Corp 71
2,781 (b) Brookfield Renewable Corp 77
1,993 California Water Service Group 90
15,250 Centerpoint Energy, Inc 484
691 Chesapeake Utilities Corp 84
111 Clearway Energy, Inc (Class A) 3
1,040 Clearway Energy, Inc (Class C) 27
7,367 CMS Energy Corp 491
8,455 Consolidated Edison, Inc 754
383 Consolidated Water Co, Inc 10
7,305 Constellation Energy Corp 1,634
20,130 Dominion Energy, Inc 1,084
4,963 DTE Energy Co 599
18,202 Duke Energy Corp 1,961
9,132 Edison International 729
9,990 Entergy Corp 757
6,227 Essential Utilities, Inc 226
4,824 Evergy, Inc 297
8,527 Eversource Energy 490
23,232 Exelon Corp 874
13,017 FirstEnergy Corp 518
498 Genie Energy Ltd 8
349 Global Water Resources, Inc 4

Stock Index

See Notes to Financial Statements
Portfolio of Investments December 31, 2024
(continued)
SHARES DESCRIPTION VALUE (000)
UTILITIES (continued)
747 (a) Hawaiian Electric Industries, Inc $ 7
1,138 Idacorp, Inc 124
3,915 MDU Resources Group, Inc 71
899 MGE Energy, Inc 84
644 Middlesex Water Co 34
1,899 (a) Montauk Renewables, Inc 8
2,063 National Fuel Gas Co 125
2,338 New Jersey Resources Corp 109
47,966 NextEra Energy, Inc 3,439
11,440 NiSource, Inc 421
903 Northwest Natural Holding Co 36
1,255 NorthWestern Corp 67
5,135 NRG Energy, Inc 463
4,365 OGE Energy Corp 180
1,679 ONE Gas, Inc 116
1,235 Ormat Technologies, Inc 84
920 Otter Tail Corp 68
49,720 PG&E Corp 1,003
2,396 Pinnacle West Capital Corp 203
1,905 PNM Resources, Inc 94
2,243 Portland General Electric Co 98
16,856 PPL Corp 547
10,577 Public Service Enterprise Group, Inc 894
626 (a) Pure Cycle Corp 8
13,476 Sempra Energy 1,182
678 SJW Corp 33
25,218 Southern Co 2,076
1,183 Southwest Gas Holdings Inc 84
66 Spire, Inc 4
4,386 UGI Corp 124
534 Unitil Corp 29
7,942 Vistra Corp 1,095
7,711 WEC Energy Group, Inc 725
12,755 Xcel Energy, Inc 861
490 York Water Co 16
TOTAL UTILITIES 29,409
TOTAL COMMON STOCKS
(Cost $345,257) 1,310,333
SHARES DESCRIPTION EXPIRATION DATE VALUE (000)
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
278 (c) AstraZeneca plc 02/20/29 0^
478 (c) Chinook Therapeutics, Inc 01/02/30 0^
390 (c) Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0^
TOTAL RIGHTS/WARRANTS
(Cost $0) 0^
TOTAL LONG-TERM INVESTMENTS
(Cost $345,257) 1,310,333
SHARES DESCRIPTION RATE VALUE (000)
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,895,340 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4.460% (f) 1,895
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,895) 1,895
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 477,000 Federal Home Loan Bank Discount Notes 0.000 01/02/25 477

See Notes to Financial Statements
Cost amounts are in thousands.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE (000)
GOVERNMENT AGENCY DEBT (continued)
$ 2,570,000 Federal Home Loan Bank Discount Notes 0.000% 01/07/25 $ 2,568
TOTAL GOVERNMENT AGENCY DEBT 3,045
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,045) 3,045
TOTAL INVESTMENTS - 100.1%
(Cost $350,197) 1,315,273
OTHER ASSETS & LIABILITIES, NET - (0.1)% (706)
NET ASSETS - 100.0% $1,314,567
REIT Real Estate Investment Trust
^ Amount represents less than $1,000.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,541,595.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 10 03/21/25  $ 3,064 $ 2,968 $ (96)

Statement of Assets and Liabilities
See Notes to Financial Statements
December 31, 2024
(amounts in thousands, except accumulation unit value)
24.1
Stock Index
ASSETS
Long-term investments, at value*† $ 1,310,333
Short-term investments, at value# 3,045
Investments purchased with collateral from securities
lending, at value (cost approximates value) 1,895
Cash collateral at brokers for investments in futures
contracts 7
Due from affiliates 382
Receivables:
Dividends 837
Other 120
Total assets 1,316,619
LIABILITIES
Payables:
Investment management fees 5
Collateral from securities lending 1,895
Service agreement fees 7
Trustee compensation 119
Variation margin on futures contracts 12
Other 14
Total liabilities 2,052
Net assets
Accumulation Fund $ 1,314,567
Accumulation units outstanding 2,852
Accumulation unit value $ 460 .939
* Includes securities loaned of $ 4,542
† Long-term investments, cost $ 345,257
# Short-term investments, cost $ 3,045

Statement of Operations
See Notes to Financial Statements
Year Ended December 31, 2024
(amounts in thousands)
24.1
Stock Index
INVESTMENT INCOME
Dividends $ 16,868
Interest 508
Securities lending income, net 105
Tax withheld (4)
Total investment income 17,477
EXPENSES
Investment advisory 3,825
Administrative services 2,550
Mortality and expense risk charges 5,100
Total expenses 11,475
Expense waiver by investment adviser (1,913)
Net expenses 9,562
Net investment income (loss) 7,915
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 121,159
Futures contracts 2,023
Foreign currency transactions 13
Net realized gain (loss) 123,195
Change in unrealized appreciation (depreciation) on:
Investments 129,267
Futures contracts (360)
Net change in unrealized appreciation (depreciation) 128,907
Net realized and unrealized gain (loss) 252,102
Net increase (decrease) in net assets from operations $ 260,017

Statements of Changes in Net Assets
See Notes to Financial Statements
24.1
Stock Index
(amounts in thousands)
Year Ended
12/31/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 7,915 $ 10,533
Net realized gain (loss) 123,195 73,338
Net change in unrealized
appreciation (depreciation) 128,907 168,408
Net increase (decrease) in net
assets from operations 260,017 252,279
FROM CONTRACTOWNER TRANSACTIONS
Premiums 10,189 8,414
Withdrawals and death benefits (153,835) (119,215)
Net increase (decrease) from
contractowner transactions (143,646) (110,801)
Net increase (decrease) in net
assets 116,371 141,478
Net assets at the beginning of
period 1,198,196 1,056,718
Net assets at the end of period $ 1,314,567 $ 1,198,196

Financial Highlights
See Notes to Financial Statements

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
(a)
Expenses
(a)
Net
Investment
Income (Loss)
(a)
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
24.1
STOCK INDEX
12/31/24
$ 5 .805 $ 3 .176 $ 2 .629 $ 83 .044 $ 85 .673
$ 375 .266 $ 460 .939
12/31/23
5 .633 2 .508 3 .125 71 .968 75 .093
300 .173 375 .266
12/31/22
5 .003 2 .405 2 .598 ( 76 .219 ) ( 73 .621 )
373 .790 300 .173
12/31/21
4 .405 2 .549 1 .856 72 .394 74 .250
299 .540 373 .790
12/31/20
4 .350 1 .873 2 .477 47 .363 49 .840
249 .700 299 .540
(a)
Based on average units outstanding.
(b)
Based on per accumulation unit data.
(c)
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
(b) ,(c)
Gross
Expenses Net Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Net Assets,
End of Period
(in Millions)
22 .83% 0 .90% 0 .75% 0 .62% 2% 3   $ 1,315
25 .02 0 .90 0 .75 0 .93 2 3 1,200
( 19 .70 ) 0 .90 0 .75 0 .81 2 4 1,057
24 .79 0 .90 0 .75 0 .55 3 4 1,411
19 .96 0 .90 0 .75 0 .99 3 4 1,214

Notes to Financial Statements

1. General Information
Account Information: TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity
Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S.
Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Stock Index” or the
“Account”).
Current Fiscal Period: The end of the reporting period for the Account is December 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and  contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account's maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account's organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account.
However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

Notes to Financial Statements
(continued)

Netting Agreements:  In the ordinary course of business, the Account may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Account to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Account manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Account is held in a segregated account by the Account's custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Account's Portfolio of Investments or Statement of Assets and Liabilities.
The Account's investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
Segment Reporting: In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU
2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Account adopted
ASU 2023-07 during the current reporting period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Account's financial positions or the results of their operations.
The officers of the Account act as the chief operating decision maker (“CODM”). The Account represents a single operating segment.
The CODM monitors the operating results of the Account as a whole and is responsible for the Account's long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Account's portfolio managers as a team. The financial information in the form of the Account's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Account's comparative benchmarks and to make resource allocation decisions for the Account's single segment, is consistent with that presented within the Account's financial statements.
Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
3. Investment Valuation and Fair Value Measurements
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
4. Portfolio Securities
Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law)
against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,310,331 $— $2 $1,310,333
Rights/Warrants — — —^ —
Investments purchased with collateral from securities lending 1,895 — — 1,895
Short-Term Investments
:
Government agency debt — 3,045 — 3,045
Investments in Derivatives
:
Futures contracts* (96) — — (96)
Total $1,312,130 $3,045 $2 $1,315,177
^ Amount represents less than $1,000.
* Represents net unrealized appreciation (depreciation).

Notes to Financial Statements
(continued)

As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Account has when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Aggregate value of
securities on loan
Account
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
24.1
Stock Index $ 4,542 $ 1,895 $ 2,898 $ 4,793
* May include cash and investment of cash collateral.
** As of the end of the current fiscal period, the non-cash collateral received was comprised of U.S. Treasury securities.
Account
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
24.1
Stock Index $ 27,135 $ 164,026

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
As of the end of the reporting period, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):
During the current fiscal period, the effect of derivative contracts on the Account's Statement of Operations was as follows (dollar amounts are in thousands):
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
7. Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
Account Average Notional Amount of Futures Contracts Outstanding*
24.1
Stock Index $ 9,206
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Index
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (96)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
24.1
Stock Index
Futures contracts Equity $ 2,023 $ (360)
Year Ended
12/31/24
Year Ended
12/31/23
24.1
Stock Index Units (000) Value (000) Units (000) Value (000)
Premiums 24 10,189 26 8,414
Withdrawals and death benefits (365) (153,835) (353) (119,215)
Net increase (decrease) from contractowner transactions (341) (143,646) (327) (110,801)
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock Index $ 350,101 $ 995,915 $ (30,839) $ 965,076

Notes to Financial Statements
(continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisers and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional
Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.
The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
Other Transactions with Affiliates: The Account is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Committee ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the
Account from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
As of the end of the current fiscal period, the Account engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes,
(e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Account participate in a $500 million unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of participant withdrawals. The current facility was entered into on June 11, 2024 expiring on June 10,
2025, replacing the previous $1 billion facility, which expired June 2024. Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts at a specified rate of interest. The Accounts are not liable for borrowings under the facility by other affiliated accounts.
There were no borrowings under this credit facility by the Accounts during the current fiscal period.
Account Purchases Sales Realized Gain (Loss)
Stock Index $ 789 $ 3,400 $ 2,499

Additional Account Information
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

(Unaudited)
Portfolio holdings
The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.
You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or
June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA), New York,
NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

January 1, 2025
Management Committee Members and Officers

(Unaudited)
Members
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served
Principal 0ccupation(s) During Past 5 Years and
Other Relevant Experience and Qualifications
Number of
Portfolios in
Fund Complex
Overseen by
Manager
Other Directorship(s) and Positions Held
by Manager
Forrest Berkley
730 Third Avenue
New York, NY 10017
1954
Manager Indefinite term.
Manager
since 2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
9 Investment Committee Member, Maine
Community Foundation.
Joseph A. Carrier
730 Third Avenue
New York, NY 10017
1960
Manager Indefinite term.
Manager since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022). Senior
Managing Director, Chief Risk Officer and Chief Audit
Executive, Legg Mason, Inc. (2008–2020).
9 Director, Franklin Templeton Irish Funds;
Board and Executive Committee Member,
Cal Ripken, Sr. Foundation; Advisory Board
Member, Loyola University Maryland,
Sellinger School of Business and
Management.
Janice C. Eberly
730 Third Avenue
New York, NY 10017
1962
Manager Indefinite term.
Manager since
2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023). James
R. and Helen D. Russell Professor of Finance at
the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics
(2020–2023) and Chair of the Finance Department
(2005–2007). Vice President, American Economic
Association (2020–2021). Assistant Secretary for
Economic Policy, United States Department of the
Treasury (2011–2013).
9 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC; President, Society for
Financial Studies.
Nancy A. Eckl
730 Third Avenue
New York, NY 10017
1962
Manager Indefinite term.
Manager since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
9 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc., Lazard Global Total
Return and Income Fund, Inc., and Lazard
Active ETF Trust.
Howell E. Jackson
730 Third Avenue
New York, NY 10017
1954
Manager Indefinite term.
Manager since
2005.
James S. Reid, Jr. Professor of Law (since 2004),
Senior Adviser to President and Provost (2010–
2012), Acting Dean (2009), Vice Dean for Budget
(2003–2006) and on the faculty (since 1989) of
Harvard Law School. Special Adviser, White House
Council of Economic Advisers (2023–2024).
9
Nicole Thorne Jenkins
730 Third Avenue
New York, NY 10017
1970
Manager Indefinite term.
Manager since
2023.
John A. Griffin Dean of the McIntire School of
Commerce at the University of Virginia (since 2020).
Vice Dean (2016–2020), Von Allmen Chaired
Professor of Accountancy (2017–2020), Associate
Professor and EY Research Fellow (2012–2017),
Gatton College of Business and Economics at the
University of Kentucky.
9 Trustee and Chair of the Audit & Finance
Committee, Strada Education Foundation;
Treasurer and Director, The Montpelier
Foundation.
James M. Poterba
730 Third Avenue
New York, NY 10017
1958
Chairman of the
Management
Committee and
Manager
Indefinite term.
Manager since
2006. Chairman
for term ending
December 31,
2027. Chairman
since January 1,
2024.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
9 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.

Officers
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds.
Marc Cardella
730 Third Avenue
New York, NY 10017
1984
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2024.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of CREF and TIAA Separate Account VA-1.  Managing Director and Deputy Head of Fund
Administration, Nuveen. Formerly, Managing Director, Nuveen.
Derek B. Dorn
730 Third Avenue
New York, NY 10017
1976
Senior Managing
Director, General
Counsel and
Corporate
Secretary
One-year term.
Senior Managing
Director, General
Counsel and
Corporate
Secretary since
2020.
Senior Managing Director, General Counsel, Governance and Operations, and Corporate Secretary, TIAA, CREF and
TIAA Separate Account VA-1. Formerly, Senior Managing Director and Corporate Secretary of the TIAA-CREF Funds
and TIAA-CREF Life Funds, Managing Director, Special Assistant to the CEO and Managing Director, Regulatory
Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of
Law at Georgetown University Law Center.
Deirdre Hykal
730 Third Avenue
New York, NY 10017
1976
Executive Vice
President,
General Counsel,
and Assistant
Secretary
One-year
term.  Executive
Vice President,
General Counsel,
and Assistant
Secretary since
2025.
Executive Vice President and General Counsel, Product & Distribution, TIAA.  Formerly, General Counsel, TIAA
Financial Solutions, and Head of Litigation, TIAA. Prior to joining TIAA, Ms. Hykal served as a partner at Willkie Farr
& Gallagher LLP.
Colbert Narcisse
730 Third Avenue
New York, NY 10017
1965
President and
Chief Executive
Officer
One-year term.
President and Chief
Executive Officer
since 2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President of TIAA-CREF Funds
and TIAA-CREF Life Funds. Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.

4140096-0226
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A10845 (2/25)

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-842-2252.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Management Committee had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit and Compliance Committee. Joseph A. Carrier is the registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2023 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2023 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2023 Form N-CSR.

(a)	Audit Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $76,860 and $66,678, respectively.

(b)	Audit Related Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

(c)	Tax Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

(d)	All Other Fees.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $978, respectively.

For the fiscal years ended December 31, 2024 and December 31, 2023, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

(e)(1)	Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

(g)	Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2024 and December 31, 2023, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $293,312 and $210,180, respectively.

(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Management Committee implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-842-2252 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA Separate Account VA-1

Date: March 7, 2025	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 7, 2025	By:	/s/ Christopher Stickrod
Christopher Stickrod
Principal Executive Officer and Executive Vice President (principal executive officer)

Date: March 7, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)